[ALLEGHANY LOGO APPEARS HERE]


ALLEGHANY FUNDS


Semi-Annual


Report


     ALLEGHANY/MONTAG & CALDWELL GROWTH FUND

     ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND

     ALLEGHANY/CHICAGO TRUST TALON FUND

     ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND

     ALLEGHANY/VEREDUS AGGRESSIVE GROWTH FUND

     ALLEGHANY/MONTAG & CALDWELL BALANCED FUND

     ALLEGHANY/CHICAGO TRUST BALANCED FUND

     ALLEGHANY/CHICAGO TRUST BOND FUND

     ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

     ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND



April 30, 1999

Contents
===============================================================================

Letter from the President                                           1
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Summary Information                                                 2
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Schedule of Investments:
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     Alleghany/Montag & Caldwell Growth Fund                        6
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     Alleghany/Chicago Trust Growth & Income Fund                   7
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     Alleghany/Chicago Trust Talon Fund                             8
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     Alleghany/Chicago Trust Small Cap Value Fund                   9
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     Alleghany/Veredus Aggressive Growth Fund                       11
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     Alleghany/Montag & Caldwell Balanced Fund                      13
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     Alleghany/Chicago Trust Balanced Fund                          16
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     Alleghany/Chicago Trust Bond Fund                              20
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     Alleghany/Chicago Trust Municipal Bond Fund                    23
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     Alleghany/Chicago Trust Money Market Fund                      26
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Statement of Assets and Liabilities                                 28
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Statement of Operations                                             30
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Statement of Changes in Net Assets                                  32
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Financial Highlights                                                36
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Notes to Financial Statements                                       47
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A PHILOSOPHY OF DISCIPLINED INVESTING

Alleghany Funds is committed to providing superior, historically consistent mutual fund investment returns by building a world-class investment team. Although the investment advisers who manage our funds are asset-class specialists who have a distinct investment focus, they share the same basic investment philosophies and institutional-quality investment disciplines.

Style consistency. We believe that adhering to a highly structured institutional process results in style consistency that you can rely on over the long term.

Proprietary research. We believe that proprietary fundamental research and analysis leads to superior security selection.

Focused portfolios. We believe that domestic equity mutual funds with focused portfolios, which on a relative basis emphasize a smaller number of carefully researched, selected and monitored securities, offer the potential for superior long-term returns.

Diligent risk management. We believe that protecting principal through diligent portfolio risk management is critical to successful long-term wealth building.

[ALLEGHANY LOGO APPEARS HERE]
Alleghany Funds


April 30, 1999


Dear Shareholder,

     With this semi-annual report, we mark several important milestones for our fund group. First, four of our funds, Alleghany/Chicago Trust Growth & Income, Alleghany/Chicago Trust Bond, Alleghany/Chicago Trust Municipal Bond and Alleghany/Chicago Trust Money Market have reached their fifth anniversaries. With these Funds' five-year return figures, rankings and ratings, you now have the information for evaluating their longer-term performance.
     Second, our funds have continued to receive positive coverage in the financial press. What matters to you, of course, is not that we're receiving publicity, but rather that these mentions appear to affirm our disciplined approach to investment management. One recent example of this coverage is the May 1999 issue of Money magazine's naming Alleghany/Montag & Caldwell Growth Fund to its Money 100 listing. Similarly, Alleghany/Chicago Trust Growth & Income Fund was recently profiled in The New York Times on Sunday, April 19, 1999.
     As proud as we are of our older funds, we're happy to add some new ones to our lineup. Alleghany/Veredus Aggressive Growth Fund, managed by Tony Weber and his team at Veredus Asset Management, focuses on small, fast growing companies. Shareholders can read about this Fund in the June issue of Smart Money magazine. Effective May 3, 1999, we also added two international funds, Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund, which are managed by our international specialists at Edinburgh, Scotland-based Blairlogie Capital Management.
     Veredus, Blairlogie and all of our investment managers ply different areas of the market, but they share Alleghany Funds' commitment to investment discipline, risk control and experienced leadership. As we diversify our fund lineup to address your broader investment needs, our commitment to these principles will always remain front and center.
     Thank you for your investment in Alleghany Funds. We'll continue to strive to exceed your expectations.

Sincerely,

/S/ Kenneth C. Anderson
-------------------------
Kenneth C. Anderson
President


Alleghany Funds are no-load mutual funds distributed by First Data Distributors, Inc., Westborough, MA 01581. This is not an offer to sell or a solicitation of an offer to buy shares of any of the Funds described. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This information must be accompanied or preceded by a prospectus.


Shareholder Services  800 992 8151   www.alleghanyfunds.com

THE CHICAGO TRUST COMPANY * MONTAG & CALDWELL * VEREDUS ASSET MANAGEMENT * BLAIRLOGIE CAPITAL MANAGEMENT

Alleghany Funds -- Summary Information
Performance for the Six Months Ended April 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                     Alleghany/Montag & Caldwell Growth Fund
                                         Class N                Class I
Total Returns:
6 months                                 23.61%                  23.73%
1 Year                                   20.65%                  20.92%

Three Year
Average Annual                           30.40%                    N/A

Five Year
Average Annual                            N/A                      N/A

Average Annual
Since Inception                          30.82%                  31.11%

Value of $10,000
from Inception                       $  33,408               $  21,541
Date                                  11/02/94                06/28/96

Top Ten Holdings                as of April  30, 1999
  Company and                   Coca-Cola Co.                            4.99%
 % of Total Net                 Gillette Co.                             4.86%
     Assets                     Johnson & Johnson                        4.35%
                                Pfizer, Inc.                             4.29%
                                Hewlett-Packard Co.                      4.28%
                                The Walt Disney Co.                      3.94%
                                Intel Corp.                              3.92%
                                McDonald's Corp.                         3.86%
                                Procter and Gamble Co.                   3.82%
                                Bristol-Myers Squibb Co.                 3.70%


                                                Alleghany/
                                        Chicago Trust Talon Fund
Total Returns:
6 months                                            6.57%
1 Year                                            (7.95)%

Three Year
Average Annual                                     10.41%

Five Year
Average Annual                                       N/A

Average Annual
Since Inception                                    15.74%

Value of $10,000
from Inception                                 $  19,624
Date                                            09/19/94

Top Ten Holdings                as of April  30, 1999
  Company and                   St. Paul Bancorp, Inc.                     6.20%
 % of Total Net                 Starbucks Corp.                            4.80%
     Assets                     Columbia\HCA Healthcare Corp.              4.76%
                                Newbridge Networks Corp.                   4.48%
                                Loral Space & Communications Ltd.          3.76%
                                Tenet Healthcare Corp.                     3.75%
                                AT&T Corp. - Liberty Media Group, Class A  3.69%
                                Mylan Laboratories Inc.                    3.61%
                                Corning Inc.                               3.58%
                                American Power Conversion Corp.            3.50%

                                                  Alleghany/
                                       Chicago Trust Growth & Income Fund
Total Returns:
6 months                                             26.24%
1 Year                                               28.98%

Three Year
Average Annual                                       30.02%

Five Year
Average Annual                                       27.44%

Average Annual
Since Inception                                      24.83%

Value of $10,000
from Inception                                   $  32,936
Date                                              12/13/93

Top Ten Holdings
  Company and                   Tellabs, Inc.                              4.22%
 % of Total Net                 Federal Home Loan Mortgage Corp.           3.48%
   Assets                       Illinois Tool Works, Inc.                  3.46%
                                Sysco Corp.                                3.43%
                                Schwab (Charles) Corp.                     3.35%
                                Paychex, Inc.                              3.24%
                                EMC Corp.                                  3.16%
                                Cardinal Health, Inc.                      3.11%
                                Pitney Bowes, Inc.                         3.06%
                                Cisco Systems, Inc.                        2.97%

                                                 Alleghany/
                                      Chicago Trust Small Cap Value Fund
Total Returns:
6 months                                            N/A
1 Year                                              N/A

Three Year
Average Annual                                      N/A

Five Year
Average Annual                                      N/A

Average Annual
Since Inception                                     N/A

Value of $10,000
from Inception                                   $   9,854
Date                                              11/10/98

Top Ten Holdings
  Company and                   U.S. Trust Corp.                           3.95%
 % of Total Net                 Houghton Mifflin Co.                       3.56%
     Assets                     Santa-Fe Energy Resources, Inc.            3.47%
                                Bell & Howell Co.                          3.23%
                                Granite Construction, Inc.                 3.19%
                                Newport News Shipbuilding, Inc.            3.04%
                                Cytec Industries, Inc.                     2.99%
                                Specialty Equipment Cos., Inc.             2.94%
                                Dexter Corp.                               2.88%
                                Rowan Cos., Inc.                           2.81%

Alleghany Funds -- Summary Information
Performance for the Six Months Ended April 30, 1999 (unaudited)
-------------------------------------------------------------------------------


                                      Alleghany/                                       Alleghany/Montag & Caldwell Balanced Fund
                              Veredus Aggressive Growth Fund                                  Class N            Class I
Total Returns:
6 months                                47.45%                                                 14.67%              N/A
1 Year                                    N/A                                                  15.79%              N/A

Three Year
Average Annual                            N/A                                                  21.79%              N/A

Five Year
Average Annual                            N/A                                                    N/A               N/A

Average Annual
Since Inception                           N/A                                                  21.85%              N/A

Value of $10,000
from Inception                      $  12,710                                              $  24,292         $  10,394
Date                                 07/02/98                                               11/02/94          12/31/98

Top Ten Holdings             as of April 30, 1999

     Company and             Navistar International Corp.      6.85%            Johnson & Johnson                      3.08%
     % of Total Net          Uniphase Corp.                    5.13%            Gillette Co.                           2.94%
     Assets                  FORESystems, Inc.                 4.02%            Coca-Cola Co.                          2.83%
                             Terayon Communication             3.25%            Procter & Gamble Co.                   2.54%
                             Systems, Inc.
                             Ames Department Stores, Inc.      3.22%            Boston Scientific Corp.                2.49%
                             Genesco Inc.                      3.02%            Hewlett-Packard Co.                    2.49%
                             Jones InterCable, Inc.,           2.85%            Intel Corp.                            2.48%
                             Class A
                             LaserSight Inc.                   2.68%            The Walt Disney Co.                    2.43%
                             Harmonic Inc.                     2.62%            Bristol-Myers Squibb Co.               2.41%
                             AnnTaylor Stores Corp.            2.57%            McDonald's Corp.                       2.39%

                                     Alleghany/                                                  Alleghany/
                              Chicago Trust Balanced Fund                                  Chicago Trust Bond Fund
Total Returns:
6 months                                16.59%                                                       1.50%
1 Year                                  20.15%                                                       5.86%

Three Year
Average Annual                          21.75%                                                       7.78%

Five Year
Average Annual                            N/A                                                        7.63%

Average Annual
Since Inception                         20.60%                                                       6.44%

Value of $10,000
from Inception                      $  19,659                                                   $  13,985
Date                                 09/21/95                                                    12/13/93

Top Ten Holdings            as of April  30, 1999

     Company and             Schwab (Charles) Corp.            2.37%            U.S. Treasury Note, 6.125%, 08/15/07   3.23%
     % of Total Net          EMC Corp.                         2.35%            U.S. Treasury Bond, 6.250%, 08/15/23   3.22%
     Assets                  American International            2.22%            U.S. Treasury Note, 6.375%, 08/15/02   3.20%
                             Group, Inc.
                             Tellabs, Inc.                     2.17%            U.S. Treasury Note, 5.750%, 08/15/03   3.15%
                             Sysco Corp.                       2.14%            U.S. Treasury Note, 7.125%, 02/29/00   3.15%
                             General Electric Co.              2.09%            U.S. Treasury Note, 7.250%, 05/15/04   2.69%
                             Cisco Systems, Inc.               2.05%            U.S. Treasury Bond, 6.000%, 02/15/26   2.51%
                             Federal Home Loan Mortgage                         Federal National Mtge., 5.625%,
                             Corp.                             2.03%            03/15/01                               1.87%

                             Harley-Davidson, Inc.             1.93%            Federal Home Loan Mtge., 5.750%,
                                                                                07/15/03                               1.87%

                             Pitney Bowes, Inc.                1.89%           Federal Home Loan Mtge., 6.500%,
                                                                               01/01/14 Gold Pool # E00619             1.84%

Alleghany Funds -- Summary Information
Performance for the Six Months Ended April 30, 1999 (unaudited)
-------------------------------------------------------------------------------


                                         Alleghany/Chicago Trust Municipal Bond
Fund
Total Returns:
6 months                                              1.35%
1 year                                                 5.81%

Three Year
Average Annual                                         5.13%

Five Year
Average Annual                                         5.08%


Average Annual
Since Inception                                        4.33%

Value of $10,000
from Inception                                      $12,561
Date                                               12/13/93


Top Ten Holdings         as of April 30, 1999

  Company and            King County, Washington, Series A,                   State of Illinois, G.O.
 % of Total Net           G.O., 5.800%, 01/01/04                  3.02%        5.000%, 03/01/08                          2.16%
     Assets              Green Bay, Series A, G.O.                            State of New Jersey Transportation
                          5.100%, 04/01/00                        3.00%        Trust Fund Revenue, Series A
                         Salt River Project Electric System,                   Escrowed to Maturity
                         Revenue Refunding, Series A                           5.200%. 12/15/00                          2.12%
                          5.500%, 01/01/05                        2.85%       Tooele County, Utah Hazardous Waste
                         Commonwealth of Puerto Rico, Series A,                Treatment Revenue
                          G.O., 6.500%, 07/01/03                  2.61%        5.700%, 11/01/26                          2.05%
                         Clark County, Nevada, School District,               Atlanta Water and Waste Revenue, Series A
                          G.O., 6.400%, 06/15/06                  2.34%        5.000%, 11/01/09                          2.04%
                       Utah State Building Ownership Authority
                       Lease Revenue, Series A, State Facilities
                        Master Lease PG-C
                        5.500%, 05/15/11                          2.23%




See accompanying Notes to Financial Statements

                      This page left blank intentionally.

Alleghany Funds
Alleghany/Montag & Caldwell Growth Fund
Schedule of Investments (unaudited)                               April 30, 1999
--------------------------------------------------------------------------------

                                                                Market
Shares                                                           Value
------                                                          ------
COMMON STOCKS - 94.31%

               Business Services - 0.84%
    955,200    Manpower, Inc..........................   $  21,611,400
                                                         -------------

               Consumer Non-Durables - 12.78%
  1,023,100    Bestfoods..............................      51,346,831
  2,400,000    Gillette Co............................     125,250,000
    700,000    Interpublic Group of Companies, Inc....      54,293,750
  1,050,000    Procter & Gamble Co....................      98,503,125
                                                         -------------
                                                           329,393,706
                                                         -------------
               Electrical - 3.48%
    850,000    General Electric Co....................      89,675,000
                                                         -------------

               Entertainment and Leisure - 5.29%
    844,800    Carnival Corp..........................      34,848,000
  3,200,000    The Walt Disney Co.....................     101,600,000
                                                         -------------
                                                           136,448,000
                                                         -------------
               Finance - 6.19%
    591,900    American Express Co....................      77,353,931
    700,000    American International Group, Inc......      82,206,250
                                                         -------------
                                                           159,560,181
                                                         -------------
               Food and Beverage - 4.99%
  1,892,800    Coca-Cola Co...........................     128,710,400
                                                         -------------

               Health Care Services - 8.64%
  1,150,000    Johnson & Johnson......................     112,125,000
    961,100    Pfizer, Inc............................     110,586,569
                                                         -------------
                                                           222,711,569
                                                         -------------
               Lodging - 2.28%
  1,406,400    Marriott International, Inc., Class A..      58,893,000
                                                         -------------

               Medical Supplies - 2.79%
  1,000,000    Medtronic, Inc.........................      71,937,500
                                                         -------------
               Pharmaceuticals - 8.12%
  1,500,000    Bristol-Myers Squibb Co................      95,343,750
    800,000    Eli Lilly & Co.........................      58,900,000
    782,600    Merck & Co., Inc.......................      54,977,650
                                                         -------------
                                                           209,221,400
                                                         -------------
               Restaurants - 3.98%
    154,100    CBRL Group, Inc........................       3,110,894
  2,349,700    McDonald's Corp........................      99,568,537
                                                         -------------
                                                           102,679,431
                                                         -------------
               Retail - 6.65%
    406,800    Costco Companies., Inc.*...............      32,925,375
    900,600    Gap, Inc...............................      59,946,188
  1,308,400    Home Depot, Inc........................      78,422,225
                                                         -------------
                                                           171,293,788
                                                         -------------
               Technology - 23.11%
  2,200,000    Boston Scientific Corp.*...............      93,637,500
    610,300    Cisco Systems, Inc.*...................      69,612,344
    700,000    Electronic Arts, Inc.*.................      35,568,750
    975,600    Electronic Data Systems Corp...........      52,438,500
  1,400,000    Hewlett-Packard Co.....................     110,425,000
  1,650,000    Intel Corp.............................     100,959,375
  1,040,000    Microsoft Corp.*.......................      84,565,000
    997,600    Solectron Corp.*.......................      48,383,600
                                                         -------------
                                                           595,590,069
                                                         -------------
               Telecommunications - 5.17%
    700,000    MCI WorldCom, Inc......................      57,400,000
    693,200    Tellabs, Inc.*.........................      75,948,725
                                                         -------------
                                                           133,348,725
                                                         -------------

               Total Common Stocks....................   2,431,074,169
               (Cost $1,753,983,908)                     -------------

INVESTMENT COMPANIES - 6.74%
127,031,471    Bankers Trust Institutional
               Cash Management Fund...................     127,031,471
 46,792,264    Bankers Trust Institutional
               Treasury Money Fund....................      46,792,264
                                                         -------------

               Total Investment Companies.............     173,823,735
               (Cost $173,823,735)

Total Investments - 101.05%...........................   2,604,897,904
(Cost $1,927,807,643)**                                 --------------
Liabilities Net of Cash and Other Assets - (1.05)%....     (27,162,493)
                                                        --------------
Net Assets - 100.00%..................................  $2,577,735,411
                                                        ==============


 * Non-income producing security.
** Aggregate cost for Federal income tax purposes is $1,927,807,643.


   Gross unrealized appreciation......................  $  704,987,749
   Gross unrealized depreciation......................     (27,897,488)
                                                        --------------
   Net unrealized appreciation........................  $  677,090,261
                                                        ==============



See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Growth & Income Fund
Schedule of Investments (unaudited)                               April 30, 1999
--------------------------------------------------------------------------------


                                                                Market
Shares                                                           Value
------                                                          ------
COMMON STOCKS - 96.62%

             Advertising - 2.53%
  175,000    Omnicom Group, Inc........................  $   12,687,500
                                                         --------------

             Business Services - 3.24%
  318,000    Paychex, Inc..............................      16,237,875
                                                         --------------

             Capital Goods - 3.06%
  219,000    Pitney Bowes, Inc.........................      15,316,312
                                                         --------------

             Chemicals - 2.27%
  220,000    Praxair, Inc..............................      11,385,000
                                                         --------------

             Commercial Service - 2.52%
  301,000    Ecolab, Inc...............................      12,623,187
                                                         --------------

             Consumer Durables - 8.37%
  241,000    Harley-Davidson, Inc......................      14,369,625
  225,000    Illinois Tool Works, Inc..................      17,325,000
  140,000    Johnson Controls, Inc.....................      10,193,750
                                                         --------------
                                                             41,888,375
                                                         --------------

             Consumer Non-Durables - 7.08%
  200,200    Cintas Corp...............................      13,763,750
  250,100    Newell Rubbermaid, Inc....................      11,864,119
  105,000    Procter & Gamble Co.......................       9,850,312
                                                         --------------
                                                             35,478,181
                                                         --------------

             Electrical - 2.55%
  120,800    General Electric Co.......................      12,744,400
                                                         --------------

             Finance - 18.66%
  230,000    AFLAC Inc.................................      12,477,500
  125,962    American International Group, Inc.........      14,792,662
  266,000    Associates First Capital Corp., Class A...      11,787,125
  278,000    Federal Home Loan Mortgage Corp...........      17,444,500
  307,930    MBNA Corp.................................       8,679,777
  153,000    Schwab (Charles) Corp.....................      16,791,750
  265,000    Wells Fargo Co............................      11,444,687
                                                         --------------
                                                             93,418,001
                                                         --------------

             Food and Beverage - 3.43%
  578,000    Sysco Corp................................      17,159,375
                                                         --------------

             Health Care Services - 10.83%
  260,000    Cardinal Health, Inc......................      15,551,250
  800,000    Health Management Associates, Inc.,
             Class A*..................................      12,500,000
  130,980    McKesson HBOC, Inc........................       4,584,300
  450,000    Omnicare, Inc.............................      10,828,125
   93,600    Pfizer, Inc...............................      10,769,850
                                                         --------------
                                                             54,233,525
                                                         --------------
             Medical Supplies - 1.48%
  268,000    Sybron International Corp.*...............       7,420,250
                                                         --------------

             Oil and Gas Extraction - 1.70%
  133,000    Schlumberger Limited......................       8,495,375
                                                         --------------

             Pharmaceuticals - 1.56%
  111,400    Merck & Co., Inc..........................       7,825,850
                                                         --------------

             Retail - 4.34%
  130,000    Kohl's Corp.*.............................       8,636,875
  488,000    Walgreen Co...............................      13,115,000
                                                         --------------
                                                             21,751,875
                                                         --------------

             Technology - 17.08%
  130,400    Cisco Systems, Inc.*......................      14,873,750
  205,000    Computer Associates International, Inc....       8,750,938
  185,000    Computer Sciences Corp.*..................      11,019,063
  145,000    EMC Corp.*................................      15,795,938
  129,600    Microsoft Corp.*..........................      10,538,100
  200,000    Solectron Corp.*..........................       9,700,000
  248,000    Sun Microsystems, Inc.*...................      14,833,500
                                                         --------------
                                                             85,511,289
                                                         --------------

             Telecommunications - 4.22%
  193,000    Tellabs, Inc.*............................      21,145,563
                                                         --------------

             Utility - 1.70%
  170,000    AES Corp.*................................       8,500,000
                                                         --------------


             Total Common Stocks.......................     483,821,933
             (Cost $274,149,248)                         --------------



Par Value
---------
REPURCHASE AGREEMENT - 3.95%
$19,777,000  First Chicago
             4.850%, dated 04/30/99 to be repurchased
             on 05/03/99 at $19,784,993
             (Collateralized by U.S. Treasury Note
             5.625% due 04/30/00;
             Total Par $20,048,000)....................      19,777,000
                                                          -------------

             Total Repurchase Agreement................      19,777,000
             (Cost $19,777,000)                           -------------

Total Investments - 100.57%............................     503,598,933
(Cost $293,926,248)**                                     -------------

Liabilities Net of Cash and Other Assets - (0.57)%.....      (2,837,499)
                                                          -------------
Net Assets - 100.00%...................................  $  500,761,434
                                                          =============

-------------------------------------------------
   *  Non-income producing security.
  **  Aggregate cost for Federal income tax purposes is $293,926,248.

      Gross unrealized appreciation....................  $  218,920,606
      Gross unrealized depreciation....................      (9,247,921)
                                                         --------------
      Net unrealized appreciation......................  $  209,672,685
                                                         ==============

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Talon Fund
Schedule of Investments (unaudited)                               April 30, 1999
--------------------------------------------------------------------------------

                                                                 Market
Shares                                                            Value
------                                                           ------
COMMON STOCKS - 93.34%

             Building and Construction - 2.68%
    30,000   Champion Enterprises, Inc. *..............     $   556,875
                                                            -----------

             Business Services - 3.56%
    22,500   Manpower, Inc.............................         509,062
    10,000   Wallace Computer Services, Inc............         230,625
                                                            -----------
                                                                739,687
                                                            -----------

             Chemicals - 1.57%
    10,000   Sigma-Aldrich Corp........................         325,000
                                                            -----------

             Consumer Durable Goods - 3.58%
    13,000   Corning, Inc..............................         744,250
                                                            -----------

             Electrical - 2.73%
    13,500   Thomas & Betts Corp.......................         567,000
                                                            -----------

             Electronics - 3.47%
    60,000   Sensormatic Electronics Corp. *...........         720,000
                                                            -----------


             Finance - 14.91%
   105,000   Capital Trust, Class A *..................         564,375
   140,200   Danielson Holdings Corp. *................         692,238
    53,125   St. Paul Bancorp, Inc.....................       1,288,281
    16,000   Travelers Property Casualty Corp., Class A         552,000
                                                            -----------
                                                              3,096,894
                                                            -----------

             Health Care Services - 11.72%
    40,000   Columbia\HCA Healthcare Corp..............         987,500
    24,000   HCR Manor Care, Inc. *....................         666,000
    33,000   Tenet Healthcare Corp. *..................         779,625
                                                            -----------
                                                              2,433,125
                                                            -----------

             Oil and Gas Extraction - 2.48%
    20,000   Helmerich & Payne, Inc....................         515,000
                                                            -----------

             Pharmaceuticals - 8.13%
    33,000   Mylan Laboratories Inc....................         748,688
    59,900   North American Vaccine, Inc. *............         321,963
    13,500   Teva Pharmaceutical Industries Ltd., ADR..         617,625
                                                            -----------
                                                              1,688,276
                                                            -----------

             Printing and Publishing - 3.07%
    18,000   R.R. Donnelley & Sons Co..................         636,750
                                                            -----------

             Real Estate - 1.78%
    13,400   Equity Office Properties Trust, REIT......         369,338
                                                            -----------


             Restaurants - 4.80%
    27,000   Starbucks Corp. *.........................         997,312
                                                            -----------
             Technology - 22.01%
    22,000   American Power Conversion Corp. *.........         726,000
    37,000   Cerner Corp. *............................         629,000
    18,000   Comdisco, Inc.............................         473,625
    23,000   Diebold, Inc..............................         553,437
    47,000   Mentor Graphics Corp. *...................         569,875
    25,000   Newbridge Networks Corp. *................         931,250
    229,500  Robotic Vision Systems, Inc. *............         451,828
      7,500  Sterling Commerce, Inc. *.................         234,844
                                                            -----------
                                                              4,569,859
                                                            -----------

             Telecommunications - 5.17%
    22,000   Andrew Corp. *............................         306,625
    12,000   AT&T Corp. - Liberty Media Group, Class A.*        766,500
                                                            -----------
                                                              1,073,125
                                                            -----------

             Transportation - 1.68%
     8,000   CNF Transportation, Inc...................         349,500
                                                            -----------


             Total Common Stocks.......................      19,381,991
             (Cost $18,488,032)                             -----------

PREFFERED STOCK - 3.76%
             Telecommunications - 3.76%
    40,000   Loral Space & Communications Ltd..........         780,000
                                                            -----------


             Total Preferred Stock.....................         780,000
             (Cost $625,838)                                -----------


INVESTMENT COMPANY - 2.97%
   616,820   Bankers Trust Institutional
             Cash Management Fund......................         616,820
                                                            -----------

             Total Investment Company..................         616,820
             (Cost $616,820)                                -----------

Total Investments - 100.07%............................      20,778,811
(Cost $19,730,690)**                                        -----------
Liabilities Net of Cash and Other Assets - (0.07)%.....         (14,074)
                                                            -----------
Net Assets - 100.00%...................................     $20,764,737
                                                            ===========

-----------------------------------------------------
   *  Non-income producing security.
  **  Aggregate cost for Federal income tax purposes is $19,730,690.


       Gross unrealized appreciation....................    $ 3,784,562
       Gross unrealized depreciation....................     (2,736,441)
                                                            -----------
       Net unrealized appreciation......................    $ 1,048,121
                                                            ===========

ADR    American Depositary Receipt
REIT   Real Estate Investment Trust


See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Small Cap Value Fund
Schedule of Investments (unaudited)                               April 30, 1999
================================================================================


                                                            Market
Shares                                                       Value
------                                                       -----
COMMON STOCKS - 95.03%

           Aerospace and Defense - 4.14%
    5,400  Alliant Techsystems, Inc.*.................  $  442,125
   46,400  Newport News Shipbuilding, Inc.............   1,215,100
                                                        ----------
                                                         1,657,225
                                                        ----------

           Airlines - 0.93%
    9,000  America West Holdings Corp., Class B*......     187,875
    7,000  SkyWest, Inc...............................     182,000
                                                        ----------
                                                           369,875
                                                        ----------

           Automobile - 1.05%
   14,600  Hayes Lemmerz International, Inc.*.........     419,750
                                                        ----------

           Building and Construction - 4.28%
   12,000  Engle Homes, Inc...........................     139,500
   44,700  Granite Construction, Inc..................   1,276,744
    8,700  U.S. Home Corp.*...........................     297,975
                                                        ----------
                                                         1,714,219
                                                        ----------

           Commercial Services - 5.49%
   38,700  Bell & Howell Co.*.........................   1,294,031
   39,100  Wallace Computer Services, Inc.............     901,744
                                                        ----------
                                                         2,195,775
                                                        ----------

           Consumer Non-Durables - 2.88%
   28,100  Dexter Corp................................   1,153,856
                                                        ----------

           Containers and Packaging - 4.22%
   92,200  Gaylord Container Corp.*...................     772,175
   54,000  U.S. Can Corp.*............................     918,000
                                                        ----------
                                                         1,690,175
                                                        ----------
           Energy - 2.09%
   31,600  Equitable Resources, Inc...................     837,400
                                                        ----------

           Finance - 22.57%
   25,000  Amerin Corp.*..............................     585,938
   40,200  Community First Bankshares, Inc............     821,588
   50,500  Fidelity National Corp.....................     454,500
   12,000  First Financial Holdings, Inc..............     238,500
   13,900  First Midwest Bancorp., Inc................     555,131
   10,600  Hambrecht & Quist Group*...................     373,650
   32,500  Horace Mann Educators Corp.................     739,375
    5,300  Investors Financial Services Corp..........     192,788
   26,500  Premier Bancshares, Inc....................     520,062
   25,400  Prime Bancshares, Inc......................     403,225
   84,500  Republic Security Financial Corp...........     734,094
   26,000  Triad Guaranty, Inc.*......................     409,500
   39,000  Triangle Bancorp, Inc......................     633,750
   17,300  U.S. Trust Corp............................   1,580,788
   25,600  Webster Financial Corp.....................     787,200
                                                        ----------
                                                         9,030,089
                                                        ----------

           Food and Beverage - 4.45%
   16,800  Canandaigua Brands, Inc., Class A*.........  $  865,200
   15,800  International Multifoods Corp..............     349,575
   32,200  Smucker (J.M.) Co., Class B................     563,500
                                                        ----------
                                                         1,778,275
                                                        ----------

           Footwear - 3.81%
   78,900  Florsheim Group, Inc.*.....................     532,575
   84,800  Stride Rite Corp...........................     991,100
                                                        ----------
                                                         1,523,675
                                                        ----------

           Furniture and Fixtures - 2.32%
   38,700  Bassett Furniture Industries, Inc..........     928,800
                                                        ----------

           Health Care Services - 1.25%
   54,600  Mid Atlantic Medical Services, Inc.*.......     498,225
                                                        ----------

           Industrial - 5.93%
   42,000  Cytec Industries, Inc.*....................   1,194,375
   39,400  Specialty Equipment Cos., Inc.*............   1,177,075
                                                        ----------
                                                         2,371,450
                                                        ----------

           Metals - 1.04%
   65,200  LTV Corp...................................     415,650
                                                        ----------

           Oil and Gas Extraction - 6.28%
   70,200  Rowan Cos., Inc.*..........................   1,123,200
  154,300  Santa-Fe Energy Resources, Inc.*...........   1,388,700
                                                        ----------
                                                         2,511,900
                                                        ----------

           Oil Services - 2.63%
   52,000  Veritas DGC, Inc.*.........................   1,053,000
                                                        ----------

           Printing and Publishing - 5.11%
   37,600  Harland (John H.) Co.......................     622,750
   31,900  Houghton Mifflin Co........................   1,423,537
                                                        ----------
                                                         2,046,287
                                                        ----------

           Real Estate Investment Trust (REIT) - 6.08%
   14,900  Cabot Industrial Trust.....................     303,587
    8,600  Centerpoint Properties Corp................     309,062
   31,400  Gables Residential Trust...................     747,713
   12,900  National Health Investors, Inc.............     324,113
   39,200  Walden Residential Properties, Inc.........     749,700
                                                        ----------
                                                         2,434,175
                                                        ----------

           Restaurants - 1.84%
   16,100  IHOP Corp.*................................     736,575
                                                        ----------

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Small Cap Value Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                            Market
Shares                                                       Value
------                                                       -----
            Retail - 1.41%
    24,900  Michaels Stores, Inc.*...................  $   563,362
                                                       -----------
            Transportation - 4.35%
    51,000  Consolidated Freightways Corp.*..........      573,750
    45,000  Offshore Logistics, Inc.*................      556,875
    21,400  Swift Transportation Co., Inc.*..........      393,225
    11,800  Wisconsin Central Transportation Corp.*..      217,931
                                                       -----------
                                                         1,741,781
                                                       -----------

            Utility - 0.88%
    15,000  Washington Gas Light Co..................      353,437
                                                       -----------

            Total Common Stocks......................   38,024,956
                                                       -----------
            (Cost $36,312,818)

Par Value
---------

REPURCHASE AGREEMENT - 3.27%
$1,308,000  First Chicago
            4.850%, dated 4/30/99 to be repurchased
            on 05/03/99 at $1,308,529
            (Collateralized by U.S. Treasury Bill
            4.480%, due 09/09/99;
            Total Par $1,357,000)....................    1,308,000
                                                       -----------

            Total Repurchase Agreement...............    1,308,000
                                                       -----------
            (Cost $1,308,000)

Total Investments - 98.30%...........................   39,332,956
                                                       -----------

(Cost $37,620,818)**
Net Other Assets and Liabilities - 1.70%.............      678,242
                                                       -----------

Net Assets - 100.00%.................................  $40,011,198
                                                       ===========
-----------------------------------------------------
   * Non-income producing security.
   **Aggregate cost for Federal income tax purposes is $37,620,818.


     Gross unrealized appreciation...................  $ 2,938,404
     Gross unrealized depreciation...................   (1,226,266)
                                                       -----------

     Net unrealized appreciation.....................  $ 1,712,138
                                                       ===========


See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Veredus Aggressive Growth Fund
Schedule of Investments (unaudited)                               April 30, 1999
--------------------------------------------------------------------------------


                                                         Market
Shares                                                    Value
------                                                   ------
COMMON STOCKS - 89.56%

          Airlines - 3.36%
40,700    Frontier Airlines, Inc. *............... $    503,663
19,800    Skywest, Inc............................      514,800
                                                    -----------
                                                      1,018,463
                                                    -----------

          Automobile - 7.53%
 8,900    Detroit Diesel Corp.....................      203,588
39,700    Navistar International Corp. *..........    2,076,806
                                                    -----------
                                                      2,280,394
                                                    -----------

          Communications Equipment - 5.06%
22,100    Antec Corp. *...........................      599,462
17,800    Polycom, Inc. *.........................      434,988
16,400    Powerwave Technologies, Inc. *..........      498,150
                                                    -----------
                                                      1,532,600
                                                    -----------

          Computer Software - 6.00%
14,800    BindView Development Corp. *............      318,200
 9,300    Concentric Network Corp. *..............      776,550
18,800    Excaliber Technologies Corp. *..........      291,400
 6,600    Timberline Software Corp................       96,938
 4,700    Verio, Inc. *...........................      333,700
                                                    -----------
                                                      1,816,788
                                                    -----------


          Consumer Durable Goods - 0.84%
15,800    Select Comfort Corp. *..................      255,763
                                                    -----------

          Consumer Services - 4.10%
18,600    Jones InterCable, Inc., Class A *.......      862,575
35,400    Turbochef Technologies, Inc. *..........      380,550
                                                    -----------
                                                      1,243,125
                                                    -----------

          Electronics - 7.01%
10,800    Applied Micro Circuits Corp. *..........      575,775
13,000    Conexant Systems, Inc. *................      529,750
 4,900    hi/fn, inc. *...........................      264,600
 7,800    TranSwitch Corp. *......................      343,200
 8,900    Vitesse Semiconductor Corp. *...........      412,181
                                                    -----------
                                                      2,125,506
                                                    -----------

          Finance - 4.03%
13,100    National Discount Brokers Group, Inc. *.      747,519
 6,300    Republic BanCorp, Inc., Class A.........       71,662
13,100    Webster Financial Corp..................      402,825
                                                    -----------
                                                      1,222,006
                                                    -----------


          Health Care Services - 3.70%
11,100    Genzyme Corp. *.........................      419,025
 6,500    Laser Vision Centers, Inc. *............      273,812
11,700    TLC The Laser Center *..................      429,609
                                                    -----------
                                                      1,122,446
                                                    -----------


          Medical Software - 1.50%
17,300    InfoCure Corp. *........................      455,206
                                                    -----------

          Medical Technologies - 2.69%
87,300    LaserSight Inc. *.......................      812,981
                                                    -----------

          Pharmaceuticals - 1.28%
18,700    BioChem Pharma, Inc. *..................      388,025
                                                    -----------

          Restaurants - 2.58%
 9,300    Buca, Inc. *............................      168,562
24,300    P.F. Chang's China Bistro, Inc. *.......      613,575
                                                    -----------
                                                        782,137
                                                    -----------

          Retail - 17.03%
 5,900    American Eagle Outfitters, Inc. *.......      441,025
27,900    Ames Department Stores, Inc. *..........      974,756
16,400    AnnTaylor Stores Corp. *................      779,000
30,500    Catherines Stores Corp. *...............      301,188
20,300    Cutter & Buck, Inc. *...................      525,262
30,100    DM Management Co. *.....................      714,875
84,300    Genesco Inc. *..........................      916,763
17,500    Williams-Sonoma,Inc. *..................      507,500
                                                    -----------
                                                      5,160,369
                                                    -----------

          Technology - 18.48%
31,100    Act Networks, Inc. *....................      559,800
23,000    Ciena Corp. *...........................      540,500
14,500    Computer Network *......................      270,969
15,400    E-Tek Dynamics, Inc. *..................      662,200
36,100    FORE Systems, Inc. *....................    1,218,375
17,400    Harmonic Inc. *.........................      793,875
12,800    Uniphase Corp. *........................    1,553,600
                                                    -----------
                                                      5,599,319
                                                    -----------

          Telecommunications - 4.37%
16,900    Com21, Inc. *...........................      526,012
12,400    Terayon Communication Systems, Inc. *...      500,650
 7,200    Tut Systems, Inc. *.....................      296,100
                                                    -----------
                                                      1,322,762
                                                    -----------

          Total Common Stocks.....................   27,137,890
          (Cost $21,209,362)                        -----------

See accompaning Notes to Financial Statements.

ALLEGHANY FUNDS
Alleghany/Veredus Aggressive Growth Fund
Schedule of Investments - continued (unaudited)                 April 30, 1999
==============================================================================


                                                             Market
Par Value                                                     Value
---------                                                    ------

REPURCHASE AGREEMENT - 10.81%
$3,277,211  Morgan Stanley, Bank of New York Tri-Party
            4.550%, dated 4/30/99 to be repurchased
            on 05/03/99 at $3,278,454
            (Collateralized by U.S. Treasury Bill
            4.597%, due 09/16/99;
            Total Par $3,420,000)....................   $ 3,277,211
                                                        -----------
            Total Repurchase Agreement...............     3,277,211
                                                        -----------
            (Cost $3,277,211)

Total Investments - 100.37% .........................    30,415,101
                                                        -----------
(Cost $24,486,573)**
Liabilities Net of Cash and Other Assets - (0.37)%...      (112,553)
                                                        -----------
Net Assets - 100.00%.................................   $30,302,548
                                                        ===========

------------------------------------------------------
   * Non-income producing security.
   **Aggregate cost for Federal income tax purposes is $24,486,573.

     Gross unrealized appreciation....................  $ 6,710,074
     Gross unrealized depreciation....................     (781,546)
                                                        -----------
     Net unrealized appreciation......................  $ 5,928,528
                                                        ===========


See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Montag & Caldwell Balanced Fund
Schedule of Investments (unaudited)                              April 30, 1999
===============================================================================

                                                            Market
Par Value                                                    Value
---------                                                    -----
COMMON STOCKS - 60.42%
            Business Services - 0.52%
    51,500  Manpower, Inc............................ $  1,165,188
                                                      ------------

            Consumer Non-Durables - 8.68%
    75,000  Bestfoods................................    3,764,063
   125,000  Gillette Co..............................    6,523,437
    43,000  Interpublic Group of Companies, Inc......    3,335,187
    60,000  Procter & Gamble Co......................    5,628,750
                                                      ------------
                                                        19,251,437
                                                      ------------

            Electrical - 2.23%
    47,000  General Electric Co......................    4,958,500
                                                      ------------

            Entertainment and Leisure - 3.26%
    44,500  Carnival Corp............................    1,835,625
   170,000  The Walt Disney Co.......................    5,397,500
                                                      ------------
                                                         7,233,125
                                                      ------------

            Finance - 3.78%
    28,200  American Express Co......................    3,685,388
    40,000  American International Group, Inc........    4,697,500
                                                      ------------
                                                         8,382,888
                                                      ------------

            Food and Beverage - 2.83%
    92,500  Coca-Cola Co.............................    6,290,000
                                                      ------------

            Health Care Services - 5.46%
    70,000  Johnson & Johnson........................    6,825,000
    46,000  Pfizer, Inc..............................    5,292,875
                                                      ------------
                                                        12,117,875
                                                      ------------

            Lodging - 1.89%
   100,000  Marriott International, Inc., Class A....    4,187,500
                                                      ------------

            Medical Supplies - 1.72%
    53,000  Medtronic, Inc...........................    3,812,687
                                                      ------------

            Pharmaceuticals - 5.23%
    84,000  Bristol-Myers Squibb Co..................    5,339,250
    45,000  Eli Lilly & Co...........................    3,313,125
    42,000  Merck & Co., Inc.........................    2,950,500
                                                      ------------
                                                        11,602,875
                                                      ------------

            Restaurants - 2.54%
    15,800  CBRL Group, Inc..........................      318,962
   125,300  McDonald's Corp..........................    5,309,588
                                                      ------------
                                                         5,628,550
                                                      ------------

            Retail - 4.05%
    20,500  Costco Companies, Inc.*.................. $  1,659,219
    43,300  Gap, Inc.................................    2,882,156
    74,300  Home Depot, Inc..........................    4,453,356
                                                      ------------
                                                         8,994,731
                                                      ------------

            Technology - 15.00%
   130,000  Boston Scientific Corp.*.................    5,533,125
    31,500  Cisco Systems, Inc.*.....................    3,592,969
    50,000  Electronic Arts, Inc.*...................    2,540,625
    57,000  Electronic Data Systems Corp.............    3,063,750
    70,000  Hewlett-Packard Co.......................    5,521,250
    90,000  Intel Corp...............................    5,506,875
    64,000  Microsoft Corp.*.........................    5,204,000
    48,000  Solectron Corp.*.........................    2,328,000
                                                      ------------
                                                        33,290,594
                                                      ------------

            Telecommunications - 3.23%
    40,000  MCI WorldCom, Inc........................    3,280,000
    35,400  Tellabs, Inc.*...........................    3,878,513
                                                      ------------
                                                         7,158,513
                                                      ------------

            Total Common Stocks......................  134,074,463
                                                      ------------
            (Cost $97,288,589)

Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.35%

            U.S. Treasury Notes - 6.37%
$1,500,000  6.250%, 04/30/01.........................    1,532,835
 3,500,000  6.625%, 04/30/02.........................    3,638,495
 3,000,000  5.750%, 08/15/03.........................    3,056,640
 1,750,000  7.875%, 11/15/04.........................    1,961,838
 3,750,000  6.250%, 02/15/07.........................    3,945,187
                                                      ------------
                                                        14,134,995
                                                      ------------


            U.S. Treasury Bonds - 5.79%
 2,850,000  7.250%, 05/15/16.........................    3,259,801
 2,000,000  8.000%, 11/15/21.........................    2,510,960
 3,000,000  6.250%, 08/15/23.........................    3,126,330
 3,500,000  6.875%, 08/15/25.........................    3,947,440
                                                      ------------
                                                        12,844,531
                                                      ------------

            Federal Home Loan Bank - 0.45%
 1,000,000  5.890%, 06/30/08.........................      992,240
                                                      ------------


See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Montag & Caldwell Balanced Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                            Market
Par Value                                                    Value
---------                                                    -----

            Federal Home Loan
            Mortgage Corporation - 2.69%
$  750,000  6.400%, 12/13/06, Debenture............... $   778,245
 1,750,000  6.700%, 01/05/07, Global Bond.............   1,831,900
   600,000  7.500%, 03/15/07, CMO, Class J............     618,708
   175,000  6.000%, 04/15/08, CMO, Class K............     175,858
 1,750,000  5.125%, 10/15/08..........................   1,652,752
   500,000  6.500%, 07/15/20, CMO, Class F............     502,520
   400,000  6.500%, 11/15/20, CMO, Class H............     403,480
                                                       -----------
                                                         5,963,463
                                                       -----------
            Federal National
            Mortgage Association - 2.05%
 2,500,000  6.250%, 03/20/00, MTN.....................   2,521,475
 2,000,000  7.250%, 01/17/21, CMO, REMIC, Class PE....   2,040,600
                                                       -----------
                                                         4,562,075
                                                       -----------

            Government National
            Mortgage Association - 0.00% (A)
     1,810  8.500%, 06/15/01..........................       1,897
     1,907  9.000%, 09/15/08..........................       2,036
                                                       -----------
                                                             3,933
                                                       -----------

            Total U.S. Government
            and Agency Obligations....................  38,501,237
                                                       -----------
            (Cost $38,695,187)

CORPORATE NOTES AND BONDS - 7.26%

            Consumer Non-Durables - 2.04%
 2,000,000  NIKE, Inc.
            6.375%, 12/01/03..........................   2,025,000
 2,500,000  Warner Lambert Co.
            5.750%, 01/15/03..........................   2,503,125
                                                       -----------
                                                         4,528,125
                                                       -----------

            Finance - 2.52%
 1,500,000  American Express Co., Senior Notes
            6.750%, 06/23/04..........................   1,545,000
    55,000  American General Finance, MTN
            Senior Notes
            7.200%, 07/08/99..........................      55,200

            Finance (continued)
$2,500,000  Citicorp, Subordinated Notes
            7.125%, 05/15/06..........................   2,593,750
 1,350,000  Household Finance Corp., MTN
            Senior Notes
            7.300%, 07/30/12..........................   1,390,500
                                                       -----------
                                                         5,584,450
                                                       -----------

            Medical Products - 0.96%
 2,100,000  Amgen, Inc.
            6.500%, 12/01/07..........................   2,134,125
                                                       -----------

            Retail - 1.51%
   500,000  Penney (J.C.) & Co., Debenture
            9.750%, 06/15/21..........................     551,250
 2,750,000  Sears Roebuck Acceptance Corp.
            6.700%, 11/15/06..........................   2,794,688
                                                       -----------
                                                         3,345,938
                                                       -----------

            Security and Commodity Brokers - 0.23%
   500,000  Salomon, Inc.
            7.300%, 05/15/02..........................     518,750
                                                       -----------

            Total Corporate Notes and Bonds...........  16,111,388
                                                       -----------
            (Cost $16,113,687)

ASSET-BACKED SECURITIES - 2.04%
 1,750,000  Chemical Master Credit Card Trust 1
            Series 1996-1, Class A
            5.550%, 09/15/03..........................   1,748,530
 1,000,000  Discover Card Master Trust 1
            Series 1998-7, Class A
            5.600%, 05/15/06..........................     988,725
 1,750,000  First USA Credit Card Master Trust
            Series 1997-6, Class A
            6.420%, 03/17/05..........................   1,780,800
                                                       -----------

            Total Asset-Backed Securities.............   4,518,055
                                                       -----------
            (Cost $4,548,723)

Alleghany Funds
Alleghany/Montag & Caldwell Balanced Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                            Market
Shares                                                       Value
------                                                       -----
INVESTMENT COMPANIES - 6.39%
 9,396,160  Bankers Trust Institutional
            Cash Management Fund....................  $  9,396,160
 4,776,230  Bankers Trust Institutional
            Treasury Money Fund.....................     4,776,230
                                                      ------------

            Total Investment Companies..............    14,172,390
                                                      ------------
            (Cost $14,172,390)

Total Investments - 93.46%..........................   207,377,533
                                                      ------------
(Cost $170,818,576)**
Net Other Assets and Liabilities - 6.54%............    14,521,852
                                                      ------------
Net Assets - 100.00%................................  $221,899,385
                                                      ============

----------------------------------------------------
   *  Non-income producing security.
   ** Aggregate cost for Federal income tax purposes is $170,818,576.



      Gross unrealized appreciation.................  $ 38,654,539
      Gross unrealized depreciation.................    (2,095,582)
                                                      ------------
      Net unrealized appreciation...................  $ 36,558,957
                                                      ============



  (A) Amount represents less than 0.01%
  CMO Collateralized Mortgage Obligation
  MTN Medium Term Note
REMIC Real Estate Mortgage Investment Conduit


Portfolio Composition (Moody's Ratings)
---------------------
Common Stocks                            65%
U.S. Government Obligations              13%
U.S. Government Agency Obligations        5%
Investment Companies                      7%
Corporate Notes and Bonds:
Aaa                                       2%
A                                         8%
                                        ---
                                        100%
                                        ===

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Balanced Fund
Schedule of Investments (unaudited)                               April 30, 1999
================================================================================


                                                               Market
Shares                                                          Value
------                                                         ------
COMMON STOCKS - 58.71%

           Advertising - 1.30%
   50,000  Omnicom Group, Inc...........................  $ 3,625,000
                                                          -----------

           Business Services - 1.65%
   90,000  Paychex, Inc.................................    4,595,625
                                                          -----------

           Capital Goods - 1.89%
   75,000  Pitney Bowes, Inc............................    5,245,312
                                                          -----------

           Chemicals - 1.02%
   55,000  Praxair, Inc.................................    2,846,250
                                                          -----------

           Commercial Services - 1.36%
   90,000  Ecolab, Inc..................................    3,774,375
                                                          -----------

           Consumer Durables - 5.04%
   90,000  Harley-Davidson, Inc.........................    5,366,250
   65,000  Illinois Tool Works, Inc.....................    5,005,000
   50,000  Johnson Controls, Inc........................    3,640,625
                                                          -----------
                                                           14,011,875
                                                          -----------

           Consumer Non-Durables - 4.31%
   70,000  Cintas Corp..................................    4,812,500
   80,000  Newell Rubbermaid, Inc.......................    3,795,000
   36,000  Procter & Gamble Co..........................    3,377,250
                                                          -----------
                                                           11,984,750
                                                          -----------


           Electrical - 2.09%
   55,000  General Electric Co..........................    5,802,500
                                                          -----------

           Finance - 12.15%
   80,000  AFLAC Inc....................................    4,340,000
   52,500  American International Group, Inc............    6,165,469
   80,000  Associates First Capital Corp., Class A......    3,545,000
   90,000  Federal Home Loan Mortgage Corp..............    5,647,500
  112,500  MBNA Corp....................................    3,171,094
   60,000  Schwab (Charles) Corp........................    6,585,000
  100,000  Wells Fargo Co...............................    4,318,750
                                                          -----------
                                                           33,772,813
                                                          -----------

           Food and Beverage - 2.14%
  200,000  Sysco Corp...................................    5,937,500
                                                          -----------

           Health Care Services - 6.27%
   65,000  Cardinal Health, Inc.........................    3,887,813
  250,000  Health Management Associates, Inc., Class A *    3,906,250
   40,700  McKesson HBOC, Inc...........................    1,424,500
  150,000  Omnicare, Inc................................    3,609,375
   40,000  Pfizer, Inc..................................    4,602,500
                                                          -----------
                                                           17,430,438
                                                          -----------

           Medical Supplies - 1.00%
  100,000  Sybron International Corp. *.................    2,768,750
                                                          -----------

           Oil and Gas Extraction - 0.80%
   35,000  Schlumberger Limited.........................    2,235,625
                                                          -----------

           Pharmaceuticals - 0.91%
   36,000  Merck & Co., Inc.............................    2,529,000
                                                          -----------

           Retail - 2.74%
   50,000  Kohl's Corp. *...............................    3,321,875
  160,000  Walgreen Co..................................    4,300,000
                                                          -----------
                                                            7,621,875
                                                          -----------

           Technology - 10.88%
   50,000  Cisco Systems, Inc. *........................    5,703,125
   65,000  Computer Associates International, Inc.......    2,774,687
   50,000  Computer Sciences Corp. *....................    2,978,125
   60,000  EMC Corp. *..................................    6,536,250
   50,000  Microsoft Corp. *............................    4,065,625
   70,000  Solectron Corp. *............................    3,395,000
   80,000  Sun Microsystems, Inc. *.....................    4,785,000
                                                          -----------
                                                           30,237,812
                                                          -----------

           Telecommunications - 2.17%
   55,000  Tellabs, Inc. *..............................    6,025,937
                                                          -----------

           Utility - 0.99%
   55,000  AES Corp. *..................................    2,750,000
                                                          -----------

           Total Common Stocks..........................  163,195,437
                                                          -----------
           (Cost $85,883,015)

Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.71%

           U.S. Treasury Notes - 5.24%
$2,000,000 7.875%, 08/15/01.............................    2,117,700
 3,000,000 6.375%, 08/15/02.............................    3,101,280
 2,000,000 5.750%, 08/15/03.............................    2,037,760
 3,500,000 5.875%, 02/15/04.............................    3,591,210
 3,500,000 6.500%, 08/15/05.............................    3,710,210
                                                          -----------
                                                           14,558,160
                                                          -----------


           U.S. Treasury Bonds - 2.29%
 1,500,000 7.125%, 02/15/23.............................    1,726,800
 2,500,000 6.250%, 08/15/23.............................    2,605,275
 2,000,000 6.000%, 02/15/26.............................    2,029,240
                                                          -----------
                                                            6,361,315
                                                          -----------

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Balanced Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
--------------------------------------------------------------------------------


                                                                          Market
Par Value                                                                  Value
---------                                                                 ------
               Federal Home Loan
               Mortgage Corporation - 3.05%
$3,500,000     5.750%, 07/15/03...................................  $  3,519,075
 1,000,000     5.850%, 02/21/06, Debenture........................     1,004,900
   673,549     7.500%, 04/01/08, Debenture, Gold
               Pool # E46250......................................       695,224
   754,167     6.500%, 06/01/09, Gold Pool # E59122...............       762,176
 2,456,715     6.500%, 01/01/14, Gold Pool # E00619...............     2,482,805
                                                                     -----------
                                                                       8,464,180
                                                                     -----------
               Federal National
               Mortgage Association - 5.62%
 3,500,000     5.625%, 03/15/01...................................     3,521,560
   634,567     6.900%, 12/25/03, CMO, Pool # 093-70, REMIC........       643,166
 1,082,375     7.000%, 01/01/13, Pool # 313966....................     1,106,382
   792,109     7.000%, 03/01/13, Pool # 251572....................       809,678
 1,585,395     6.000%, 08/01/13, Pool # 323250....................     1,572,015
   419,677     7.000%, 07/25/17, CMO, Pool # 001993, REMIC........        18,563
   672,873     7.500%, 02/01/23, Pool # 050706....................       692,219
   229,569     9.000%, 05/01/25, Pool # 250239....................       243,630
 1,337,631     6.500%, 12/01/27, Pool # 402846....................     1,330,100
   639,309     6.500%, 02/01/28, Pool # 398205....................       635,710
 2,322,683     7.000%, 08/01/28, Pool # 437140....................     2,355,340
 1,215,236     6.500%, 09/01/28, Pool # 430877....................     1,208,394
 1,498,568     6.500%, 03/01/29, Pool # 489367....................     1,490,131
                                                                     -----------
                                                                      15,626,888
                                                                     -----------


               Government National
               Mortgage Association - 4.51%
   307,387     7.000%, 06/15/08, Pool # 348818....................       315,840
 2,000,000     7.000%, 12/15/11, Pool # 781011....................     2,056,240
   506,047     8.000%, 03/15/17, Pool # 207880....................       527,867
   577,615     8.000%, 06/15/17, Pool # 191897....................       602,522
 1,224,689     7.000%, 09/15/23, Pool # 361807....................     1,244,199
   608,641     7.000%, 10/15/23, Pool # 345894....................       618,337
   793,076     7.000%, 10/15/23, Pool # 370850....................       805,710
 1,265,133     6.500%, 03/15/26, Pool # 422527....................     1,258,011
   290,470     7.500%, 06/15/27, Pool # 446811....................       299,547
 1,436,466     7.500%, 06/15/27, Pool # 447652....................     1,481,356
   864,197     6.500%, 08/15/27, Pool # 780615....................       859,876
   431,914     7.500%, 07/15/28, Pool # 464709....................       445,411
 1,998,156     7.000%, 03/15/29, Pool # 505567....................     2,029,986
                                                                     -----------
                                                                      12,544,902
                                                                     -----------
               Total U.S. Government and Agency Obligations.......    57,555,445
                                                                     -----------
               (Cost $57,070,730)

 CORPORATE NOTES AND BONDS - 12.49%

               Cable Television - 0.30%
$  700,000     Continental Cablevision, Senior Debenture
               9.500%, 08/01/13...................................   $   822,500
                                                                     -----------
               Energy - 1.53%
 1,700,000     Ashland, Inc., Senior Notes
               6.625%, 02/15/08...................................     1,674,500
 1,500,000     Thermo Electron Corp.
               Subordinated Debenture
               4.250%, 01/01/03 (A)...............................     1,329,375
 1,250,000     Williams Co., Inc.
               5.950%, 02/15/00 (A)...............................     1,245,313
                                                                     -----------
                                                                       4,249,188
                                                                     -----------

               Finance - 5.29%
 1,250,000     Advanta Corp., MTN
               7.000%, 05/01/01...................................     1,164,063
   600,000     Arcadia Financial Ltd.
               11.500%, 03/15/07..................................       486,000
 1,250,000     Chelsea GCA Realty Partnership, REIT
               7.250%, 10/21/07...................................     1,167,187
 1,000,000     Continental Corp.
               7.250%, 03/01/03...................................     1,015,000
 1,000,000     DVI, Inc., Senior Notes
               9.875%, 02/01/04...................................       992,500
 2,000,000     HSBC America Capital II
               8.380%, 05/15/27 (A)...............................     2,065,000
 1,000,000     Leucadia National Corp.
               Senior Subordinated Notes
               8.250%, 06/15/05...................................     1,005,000
 1,000,000     Leucadia National Corp.
               Senior Subordinated Notes
               7.875%, 10/15/06...................................       990,000
 2,000,000     Metropolitan Life Insurance Co.
               6.300%, 11/01/03 (A)...............................     1,982,500
 1,000,000     Pacific Mutual Life Insurance Co.
               7.900%, 12/30/23 (A)...............................     1,101,250
 1,500,000     Prudential Insurance Co. of America
               7.650%, 07/01/07 (A)...............................     1,603,125
 1,000,000     Prudential Insurance Co. of America
               8.300%, 07/01/25 (A)...............................     1,143,750
                                                                     -----------
                                                                      14,715,375
                                                                     -----------

               Food and Beverage - 0.63%
 1,000,000     Nabisco, Inc.
               6.700%, 06/15/02...................................     1,010,000
   750,000     Nabisco, Inc.
               6.850%, 06/15/05...................................       752,813
                                                                     -----------
                                                                       1,762,813
                                                                     -----------

Alleghany Funds
Alleghany/Chicago Trust Balanced Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                                   Market
Par Value                                                           Value
---------                                                           -----
            Health Care Services - 1.18%
$1,500,000  HealthSouth Corp., Senior Notes
            6.875%, 06/15/05................................  $ 1,464,375
 1,100,000  Hospital Corp. of America, Debenture
            6.049%, 06/01/00 (B)............................      968,000
 1,000,000  Tenet Healthcare Corp.
            Subordinated Notes
            6.000%, 12/01/05................................      835,000
                                                              -----------
                                                                3,267,375
                                                              -----------

            Printing and Publishing - 0.57%
 1,500,000  News America Holdings Inc.
            Senior Debenture
            7.750%, 02/01/24................................    1,571,250
                                                              -----------

            Retail - 1.02%
 1,250,000  Kmart Corp., Debenture
            7.950%, 02/01/23................................    1,271,875
 2,975,000  Pep Boys - Manny, Moe & Jack
            3.031%, 09/20/11 (B)............................    1,576,750
                                                              -----------
                                                                2,848,625
                                                              -----------

            Telecommunications - 0.70%
 2,000,000  AT&T Corp.
            6.000%, 03/15/09................................    1,955,000
                                                              -----------

            Transportation - 0.15%
   391,034  Delta Air Lines Equipment Trust
            Series 1992-A
            8.540%, 01/02/07................................      419,074
                                                              -----------

            Utilities - 1.12%
 1,000,000  Gulf States Utilities, First Mortgage
            Series A
            8.250%, 04/01/04................................    1,080,000
 1,000,000  Niagara Mohawk Power Corp.
            Series F, Senior Notes
            7.625%, 10/01/05................................    1,040,000
 1,000,000  Philadelphia Electric Co., First Mortgage
            5.625%, 11/01/01................................      996,250
                                                              -----------
                                                                3,116,250
                                                              -----------

            Total Corporate Notes and Bonds.................   34,727,450
                                                              -----------
            (Cost $34,577,186)

            YANKEE BONDS - 1.83%
$  750,000  Chilgener S.A. Yankee (Chile)
            6.500%, 01/15/06................................  $   714,375
 1,500,000  DR Investment Corp., Senior Notes
            7.450%, 05/15/07 (A)............................    1,578,750
 1,000,000  Petroliam Nasional Berhad
            7.625%, 10/15/26 (A)............................      886,250
   681,419  Province of Mendoza
            Collateral Oil Royalty Note
            10.000%, 07/25/02 (A)...........................      674,605
 1,250,000  Skandinaviska Enskilda
            Subordinated Notes
            6.625%, 03/29/49 (A)............................    1,231,250
                                                              -----------

            Total Yankee Bonds..............................    5,085,230
                                                              -----------
            (Cost $4,849,066)

ASSET-BACKED SECURITIES - 1.70%
 2,000,000  Chemical Master Credit Card Trust I
            Series 1996-1, Class A
            5.550%, 09/15/03................................    1,998,320
 1,000,000  Citibank Credit Card Master Trust I
            Series 1997-3, Class A
            6.839%, 02/10/04................................    1,001,650
 1,708,696  DVI Receivables Corp.
            Series 1998-1, Class A2
            6.035%, 04/10/06 (A)............................    1,715,904
                                                              -----------
            Total Asset-Backed Securities...................    4,715,874
                                                              -----------
            (Cost $4,685,606)

NON-AGENCY/CMO MORTGAGE SECURITIES - 1.49%
 1,000,000  BA Mortgage Securities, CMO, REMIC
            Series 1997-1, Class A4
            7.350%, 07/25/26................................    1,008,633
 1,500,000  GE Capital Mortgage Services, Inc., CMO, REMIC
            Series 1998-9, Class A15
            6.500%, 06/25/28 (C)............................    1,508,790
   600,000  Midland Realty Acceptance Corp., CMO
            Series 1996-C001, Class A2
            7.475%, 08/25/28 (C)............................      618,375
 1,000,000  Morgan (J.P.) Commercial Mortgage Finance Corp.
            Series 1997-C7, Class A2, CMO
            6.507%, 10/15/35 (C)............................    1,010,030
                                                              -----------
            Total Non-Agency/CMO
            Mortgage Securities.............................    4,145,828
                                                              -----------
            (Cost $4,121,249)

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Balanced Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                             Market
Par Value                                                     Value
---------                                                     -----
REPURCHASE AGREEMENT - 2.55%
$ 7,080,000  First Chicago
             4.850%, dated 04/30/99 to be repurchased
             on 05/03/99 at $7,082,862
             (Collateralized by U.S. Treasury Notes
             6.250% due 04/30/01 and 10/31/01;
             Total Par $7,040,000)...................  $  7,080,000
                                                       ------------

             Total Repurchase Agreement..............     7,080,000
                                                       ------------
             (Cost $7,080,000)

Total Investments - 99.48%...........................   276,505,264
                                                       ------------

(Cost $198,266,852)**
Net Other Assets and Liabilities - 0.52%.............     1,437,389
                                                       ------------
Net Assets - 100.00%.................................  $277,942,653
                                                       ============

----------------
   *  Non-income producing security.
   ** Aggregate cost for Federal income tax purposes is $198,266,852.

      Gross unrealized appreciation..................  $ 81,826,658
      Gross unrealized depreciation..................    (3,588,246)
                                                       ------------
      Net unrealized appreciation....................  $ 78,238,412
                                                       ============

  (A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 1999, these securities amounted to $16,557,072 or 5.96% of net assets.
  (B) Annualized yield at time of purchase.
  (C) Standard & Poor's (S&P) credit ratings are used in the absense of a rating by Moody's Investors, Inc.
  CMO Collateralized Mortgage Obligation
  MTN Medium Term Note
 REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit


Portfolio Composition (Moody's Ratings)
---------------------
Common Stocks                       59%
Repurchase Agreement                 3%
U.S. Government Obligations          8%
U.S. Government Agency Obligations  13%
Corporate Notes and Bonds:
Aaa                                  2%
A                                    4%
Baa                                  6%
Ba                                   3%
B                                    1%
NR                                   1%
                                   ---
                                   100%
                                   ===

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Bond Fund
Schedule of Investments (unaudited)                               April 30, 1999
================================================================================

                                                            Market
Par Value                                                    Value
-----------                                                 ------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.23%

            U.S. Treasury Notes - 18.65%
$5,000,000  7.125%, 02/29/00........................   $ 5,088,900
 2,500,000  7.875%, 08/15/01........................     2,647,125
 2,500,000  6.250%, 10/31/01........................     2,565,275
 5,000,000  6.375%, 08/15/02........................     5,168,800
 5,000,000  5.750%, 08/15/03........................     5,094,400
 4,000,000  7.250%, 05/15/04........................     4,344,200
 5,000,000  6.125%, 08/15/07........................     5,225,550
                                                       -----------
                                                        30,134,250
                                                       -----------

            U.S. Treasury Bonds - 8.83%
 2,000,000  7.500%, 05/15/02........................     2,128,060
 2,500,000  7.125%, 02/15/23........................     2,878,000
 5,000,000  6.250%, 08/15/23........................     5,210,550
 4,000,000  6.000%, 02/15/26........................     4,058,480
                                                       -----------
                                                        14,275,090
                                                       -----------

            Federal Home Loan
            Mortgage Corporation - 8.09%
 3,000,000  5.750%, 07/15/03........................     3,016,350
 2,500,000  5.850%, 02/21/06, Debenture.............     2,512,250
   500,000  5.750%, 01/15/08, CMO, Pool # 001606....       496,585
 1,005,556  6.500%, 06/01/09, Pool # E59122.........     1,016,235
 5,500,000  6.000%, 11/15/10, CMO, Pool # 002115....       718,190
 1,207,920  6.500%, 01/01/11, Gold Pool # E00413....     1,220,748
 1,103,738  6.500%, 11/01/11, Gold Pool # G10607....     1,115,460
 2,948,058  6.500%, 01/01/14, Gold Pool # E00619....     2,979,366
                                                       -----------
                                                        13,075,184
                                                       -----------

            Federal National
            Mortgage Association - 13.13%
 3,000,000  5.625%, 03/15/01........................     3,018,480
   846,090  6.900%, 12/25/03, CMO, Pool # 093-70,          857,554
   REMIC 920,182  7.000%, 05/01/12, Pool # 376058...       940,592
 1,803,959  7.000%, 01/01/13, Pool # 313966.........     1,843,970
 1,188,164  7.000%, 03/01/13, Pool # 251572.........     1,214,517
 2,822,748  6.000%, 06/01/13, Pool # 429584.........     2,798,924
 2,424,722  6.000%, 08/01/13, Pool # 323250.........     2,404,257
 1,108,432  7.500%, 07/01/23, Pool # 226065.........     1,140,299
   367,311  9.000%, 05/01/25, Pool # 250239.........       389,808
   736,210  6.500%, 02/01/26, Pool # 336922.........       732,065
 1,944,378  6.500%, 09/01/28, Pool # 430877.........     1,933,431
 2,971,427  6.500%, 10/01/28, Pool # 442329.........     2,954,698
   999,046  6.500%, 03/01/29, Pool # 489367.........       993,421
                                                       -----------
                                                        21,222,016
                                                       -----------

            Government National
            Mortgage Association - 6.53%
   577,615  8.000%, 06/15/17, Pool # 191897.........       602,522
 1,065,122  7.000%, 10/15/23, Pool # 345894.........     1,082,090
 1,057,435  7.000%, 10/15/23, Pool # 370850.........     1,074,280

 1,265,133  6.500%, 03/15/26, Pool # 422527.........     1,258,011
 1,178,803  7.000%, 06/15/27, Pool # 780584.........     1,198,324
   985,935  7.000%, 08/20/27, Pool # 002471.........       997,332
 1,169,406  6.500%, 09/20/27, Pool # 002482.........     1,157,712
 1,122,976  7.500%, 07/15/28, Pool # 464709.........     1,158,069
 1,998,156  7.000%, 03/15/29, Pool # 505567.........     2,029,986
                                                       -----------
                                                        10,558,326
                                                       -----------

            Total U.S. Government
            and Agency Obligations..................    89,264,866
                                                       -----------

            (Cost $89,769,367)

CORPORATE NOTES AND BONDS - 26.73%

            Cable Television - 1.09%
 1,500,000  Continental Cablevision, Senior Debenture
            9.500%, 08/01/13........................     1,762,500
                                                       -----------

            Energy - 3.55%
 2,000,000  Ashland, Inc.
            6.625%, 02/15/08........................     1,970,000
 2,000,000  Thermo Electron Corp.
            Subordinated Debenture
            4.250%, 01/01/03 (A)....................     1,772,500
 2,000,000  Williams Co., Inc.
            5.950%, 02/15/00 (A)....................     1,992,500
                                                       -----------
                                                         5,735,000
                                                       -----------


            Finance - 9.82%
 2,000,000  Advanta Corp., MTN
            7.000%, 05/01/01........................     1,862,500
 1,000,000  Arcadia Financial Ltd.
            11.500%, 03/15/07.......................       810,000
 2,000,000  Chelsea GCA Realty Partnership, REIT
            7.250%, 10/21/07........................     1,867,500
 1,500,000  Continental Corp.
            7.250%, 03/01/03........................     1,522,500
   800,000  DVI, Inc., Senior Notes
            9.875%, 02/01/04........................       794,000
 2,000,000  HSBC America Capital II
            8.380%, 05/15/27 (A)....................     2,065,000
 1,000,000  Leucadia National Corp.
            Senior Subordinated Notes
            8.250%, 06/15/05........................     1,005,000
 2,000,000  Metropolitan Life Insurance Co.
            6.300%, 11/01/03 (A)....................     1,982,500
 1,520,000  Pacific Mutual Life Insurance Co.
            7.900%, 12/30/23 (A)....................     1,673,900
 2,000,000  Prudential Insurance Co. of America
            8.300%, 07/01/25 (A)....................     2,287,500
                                                       -----------
                                                        15,870,400
                                                       -----------

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Bond Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                                 Market
Par Value                                                         Value
---------                                                         -----
            Food and Beverage - 1.71%
$2,750,000  Nabisco, Inc.
            6.850%, 06/15/05.............................   $ 2,760,313
                                                            -----------

            Healthcare Services - 2.61%
 1,300,000  Columbia Healthcare Corp.
            6.125%, 12/15/00.............................     1,262,625
 1,750,000  HealthSouth Corp., Senior Notes
            6.875%, 06/15/05.............................     1,708,438
 1,500,000  Tenet Healthcare Corp.
            6.000%, 12/01/05.............................     1,252,500
                                                            -----------
                                                              4,223,563
                                                            -----------


            Printing and Publishing - 0.97%
 1,500,000  News America Holdings
            7.750%, 01/20/24.............................     1,569,375
                                                            -----------

            Retail - 2.15%
 1,950,000  Kmart Corp., Debenture
            7.950%, 02/01/23.............................     1,984,125
 2,800,000  Pep Boys - Manny, Moe & Jack
            3.031%, 09/20/11 (B).........................     1,484,000
                                                            -----------
                                                              3,468,125
                                                            -----------

            Telecommunications - 0.91%
 1,500,000  AT&T Corp.
            6.000%, 03/15/09.............................     1,466,250
                                                            -----------

            Transportation - 0.39%
   391,034  Delta Air Lines, Inc.
            Equipment Trust, Series 1992A
            8.540%, 01/02/07.............................       419,074
   184,925  Delta Air Lines, Inc.
            9.375%, 09/11/07.............................       202,994
                                                            -----------
                                                                622,068
                                                            -----------

            Utilities - 3.53%
 2,000,000  Gulf States Utilities, First Mortgage, Series A
            8.250%, 04/01/04.............................     2,160,000
 1,500,000  Niagara Mohawk Power
            Series F, Senior Notes
            7.625%, 10/01/05.............................     1,560,000
 2,000,000  Philadelphia Electric Co., First Mortgage
            5.625%, 11/01/01.............................     1,992,500
                                                            -----------
                                                              5,712,500
                                                            -----------

            Total Corporate Notes and Bonds..............    43,190,094
                                                            -----------
            (Cost $42,788,649)

            YANKEE BONDS - 4.49%
$  675,000  Chilgener S.A. Yankee (Chile)
            6.500%, 01/15/06.............................   $   642,937
 2,250,000  DR Investment Corp., Senior Notes
            7.450%, 05/15/07 (A).........................     2,368,125
 1,200,000  Petroliam Nasional Berhad
            7.625%, 10/15/26 (A).........................     1,063,500
 1,227,422  Province of Mendoza
            Collateral Oil Royalty Note
            10.000%, 07/25/02 (A)........................     1,215,148
 2,000,000  Skandinaviska Enskilda, Subordinated Notes
            6.625%, 03/29/49 (A).........................     1,970,000
                                                            -----------

            Total Yankee Bonds...........................     7,259,710
                                                            -----------

            (Cost $6,974,838)

ASSET-BACKED SECURITIES - 3.12%
 2,500,000  Chemical Master Credit Card Trust I
            Series 1996-1, Class A
            5.550%, 09/15/03.............................     2,497,900
   750,000  Citibank Master Credit Card Trust I
            Series 1997-3, Class A
            6.839%, 02/10/04.............................       751,237
 1,780,148  DVI Receivables Corp., Series 1998-1
            Class A2
            6.035%, 04/10/06 (A).........................     1,787,658
                                                            -----------

            Total Asset-Backed Securities................     5,036,795
                                                            -----------
            (Cost $4,978,326)

NON-AGENCY/CMO MORTGAGE SECURITIES - 3.37%
 1,750,000  BA Mortgage Securities, CMO, REMIC
            Series 1997-1, Class A4
            7.350%, 07/25/26.............................     1,765,107
 1,500,000  GE Capital Mortgage Services, Inc., CMO, REMIC
            Series 1998-9, Class A15
            6.500%, 06/25/28 (C).........................     1,508,790
   875,000  Midland Realty Acceptance Corp., CMO
            Series 1996-C001, Class A2
            7.475%, 08/25/28 (C).........................       901,797
 1,250,000  Morgan (J.P.) Commercial Mortgage Finance Corp.
            Series 1997-C7, Class A2, CMO
            6.507%, 10/15/35 (C).........................     1,262,537
                                                            -----------

            Total Non-Agency/CMO
            Mortgage Securities..........................     5,438,231
                                                            -----------
            (Cost $5,400,526)

See accompanying Notes to Financial Statements

Alleghany Funds
Alleghany/Chicago Trust Bond Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                               Market
Par Value                                                       Value
---------                                                       -----
REPURCHASE AGREEMENT - 5.98%

$ 9,663,000  First Chicago
             4.850%, dated 04/30/99 to be repurchased
             on 05/03/99 at $9,666,905
             (Collateralized by U.S. Treasury Note
             6.250% due 10/31/01;
             Total Par $9,608,000).....................  $  9,663,000
                                                         ------------

             Total Repurchase Agreement................     9,663,000
                                                         ------------
             (Cost $9,663,000)

Total Investments - 98.92%.............................   159,852,696
                                                         ------------
(Cost $159,574,706)*
Net Other Assets and Liabilities - 1.08%...............     1,750,393
                                                         ------------
Net Assets - 100.00%...................................  $161,603,089
                                                         ============

   * Aggregate cost for Federal income tax purposes is $159,574,706.

   Gross unrealized appreciation.......................  $  2,332,122
   Gross unrealized depreciation.......................    (2,054,132)
                                                         ------------
   Net unrealized appreciation.........................  $    277,990
                                                         ============

   (A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 1999, these securities amounted to $20,178,331 or 12.49% of net assets.
   (B) Annualized yield at time of purchase.
   CMO Collateralized Mortgage Obligation
   MTN Medium Term Note
  REIT Real Estate Investment Trust
 REMIC Real Estate Mortgage Investment Conduit

Portfolio Composition (Moody's Ratings)
---------------------
Repurchase Agreement                    6%
U.S. Government Obligations            28%
U.S. Government Agency Obligations     28%
Corporate Notes and Bonds:
Aaa                                     5%
A                                       7%
Baa                                    15%
Ba                                      6%
B                                       3%
NR                                      2%
                                      ---
                                      100%
                                      ===

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Municipal Bond Fund
Schedule of Investments (unaudited)                               April 30, 1999
================================================================================

                                                            Market
Par Value                                                    Value
---------                                                    -----

MUNICIPAL SECURITIES - 97.23%
            Alaska - 1.70%
$  280,000  Anchorage, Alaska, G.O.
            5.000%, 07/01/13........................... $  289,041
                                                        ----------

            Arizona - 5.98%
   300,000  Phoenix, Series 1999, G.O.
            5.250%, 07/01/12...........................    316,731
   450,000  Salt River Project Electric System
            Revenue Refunding, Series A
            5.500%, 01/01/05...........................    482,850
   200,000  Tucson, Arizona Water Revenue
            5.400%, 07/01/05...........................    214,632
                                                        ----------
                                                         1,014,213
                                                        ----------

            California - 1.57%
   250,000  California State
            5.250%, 10/01/10...........................    265,625
                                                        ----------

            Florida - 4.93%
   265,000  Dade County, Florida State
            School District, G.O.
            5.000%, 07/15/02
            Insured: MBIA..............................    275,846
   250,000  Hillsborough County, G.O.
            5.000%, 07/01/11
            Insured: MBIA..............................    260,765
   300,000  Manatee County Pollution Control Revenue
            Florida Power & Light Co. Project
            2.800%, 09/01/24 (B).......................    300,000
                                                        ----------
                                                           836,611
                                                        ----------

            Georgia - 5.09%
   330,000  Atlanta Water and Waste Revenue
            Series A
            5.000%, 11/01/09
            Insured: FGIC..............................    346,368
   250,000  State of Georgia, Series A, G.O.
            6.100%, 03/01/05...........................    277,303
   200,000  State of Georgia, Series D, G.O.
            6.700%, 08/01/09...........................    239,536
                                                        ----------
                                                           863,207
                                                        ----------

            Illinois - 4.88%
   200,000  Chicago Emergency Telephone System, G.O.
            5.250%, 01/01/12
            Insured: FGIC..............................    210,250
   250,000  Cook County, Illinois, Series A, G.O.
            5.000%, 11/15/15
            Insured: FGIC..............................    250,975
   350,000  State of Illinois, G.O.
            5.000%, 03/01/08...........................    366,390
                                                        ----------
                                                           827,615
                                                        ----------

            Michigan - 5.09%
  $300,000  Clarkston Community Schools
            5.000%, 05/01/06
            Insured: AMBAC............................. $  315,639
   250,000  Michigan State Trunk Line, Series A
            5.500%, 11/01/16...........................    270,100
   260,000  Utica Community Schools
            5.375%, 05/01/04
            Insured: FGIC..............................    277,217
                                                        ----------
                                                           862,956
                                                        ----------

            Minnesota - 4.21%
   245,000  Minneapolis & St. Paul Housing
            Finance Board Revenue
            5.050%, 11/01/07 (A).......................    253,592
   250,000  Minneapolis & St. Paul Metropolitan
            Airport Revenue, Series B
            5.250%, 01/01/15
            Insured: AMBAC.............................    256,038
   200,000  Shakopee Independent
            School District, G.O.
            4.500%, 02/01/06...........................    204,606
                                                        ----------
                                                           714,236
                                                        ----------


            Nebraska - 4.08%
   200,000  American Public Energy Agency
            Revenue, Series A
            4.250%, 06/01/06
            Insured: AMBAC.............................    199,932
   250,000  American Public Energy Agency
            Revenue, Series C
            4.300%, 03/01/11
            Insured: AMBAC.............................    240,658
   250,000  Nebraska Public Power District
            Revenue, Series A
            5.000%, 01/01/15
            Insured: MBIA..............................    251,938
                                                        ----------
                                                           692,528
                                                        ----------

            Nevada - 4.09%
   350,000  Clark County, Nevada School District, G.O.
            6.400%, 06/15/06
            Insured: FGIC..............................    396,515
   300,000  State of Nevada, G.O.
            Real Property Corp. Certificates
            4.375%, 07/01/09...........................    297,432
                                                        ----------
                                                           693,947
                                                        ----------

            New Hampshire - 1.48%
   250,000  New Hampshire State Housing Finance
            Authority Single Family Revenue, Series B
            4.850%, 07/01/08...........................    251,105
                                                        ----------

Alleghany Funds
Alleghany/Chicago Trust Municipal Bond Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                            Market
Par Value                                                    Value
---------                                                    -----
           New Jersey - 3.67%
$ 250,000  State of New Jersey, G.O.
           5.000%, 02/01/06............................ $  263,365
  350,000  State of New Jersey Transportation
           Trust Fund Revenue, Series A
           Escrowed to Maturity
           5.200%, 12/15/00
           Insured: AMBAC..............................    359,797
                                                        ----------
                                                           623,162
                                                        ----------

           New York - 7.92%
  300,000  Municipal Assistance Corporation for NYC
           Revenue, Series O
           5.250%, 07/01/08............................    321,039
  250,000  New York, Series F, G.O.
           4.300%, 08/01/08............................    247,072
  250,000  New York City Municipal Water Finance
           Authority Revenue, Series A
           5.000%, 06/15/27............................    242,100
  250,000  New York City Transitional Finance
           Authority Revenue
           5.500%, 08/15/08............................    272,023
  250,000  New York State Dormitory Authority
           Revenue, Series C
           5.100%, 05/15/03............................    260,780
                                                        ----------
                                                         1,343,014
                                                        ----------

           North Carolina - 1.76%
  300,000  Durham, G.O.
           4.700%, 04/01/14............................    299,382
                                                        ----------

           Ohio - 2.77%
  250,000  Ohio State Highway Capital
           Improvement, Series C, G.O.
           5.000%, 05/01/07............................    264,082
  200,000  Ohio State Public Facilities Commission
           (Higher Education), Series II-A
           5.200%, 05/01/01
           Insured: AMBAC..............................    206,216
                                                        ----------
                                                           470,298
                                                        ----------

           Oregon - 1.57%
  250,000  Portland, Oregon Series A, G.O.
           7.000%, 06/01/01............................    267,160
                                                        ----------

           Pennsylvania - 1.28%
  215,000  Pennsylvania Housing Finance Agency
           Single Family Mortgage, Series 47
           5.000%, 10/01/09............................    217,606
                                                        ----------

           Puerto Rico - 2.61%
 $400,000  Commonwealth of Puerto Rico
           Series A, G.O.
           6.500%, 07/01/03
           Insured: MBIA............................... $  442,476
                                                        ----------

           Tennessee - 3.27%
  270,000  Johnson City Water and Sewer, G.O.
           5.250%, 06/01/10
           Insured: FGIC...............................    288,608
  250,000  Memphis,  G.O.
           General Improvement, Series B
           5.250%, 10/01/10............................    266,705
                                                        ----------
                                                           555,313
                                                        ----------

           Texas - 7.27%
  245,000  Denton Independent School District
           Refunding, G.O.
           5.000%, 02/15/12............................    253,781
  200,000  Humble Independent School District
           Refunding, G.O.
           5.500%, 02/15/10............................    216,490
  250,000  Lubbock, G.O.
           4.550%, 02/15/12............................    246,198
  280,000  Lubbock Independent School District
           Refunding, G.O.
           5.000%, 02/15/09............................    292,664
  210,000  Tarrant County Health Facilities
           Development Corp.
           Health System Revenue, Series A
           5.500%, 02/15/05
           Insured: MBIA...............................    223,837
                                                        ----------
                                                         1,232,970
                                                        ----------

           Utah - 6.28%
  300,000  Intermountain Power Agency
           Power Supply Revenue
           6.250%, 07/01/07
           Insured: FSA................................    339,588
  350,000  Tooele County, Utah Hazardous Waste
           Treatment Revenue
           5.700%, 11/01/26............................    347,120
  350,000  Utah State Building Ownership Authority
           Lease Revenue, Series A
           State Facilities Master Lease PG-C
           5.500%, 05/15/11
           Insured: FSA................................    378,364
                                                        ----------
                                                         1,065,072
                                                        ----------

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Municipal Bond Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                            Market
Par Value                                                    Value
---------                                                    -----
           Virginia - 6.33%
$ 250,000  Henrico County Industrial Redevelopment
           Authority Revenue
           5.300%, 12/01/11..........................  $   249,740
  300,000  Newport News, Series B, G.O.
           4.750%, 03/01/11..........................      303,645
  250,000  Virginia State Housing Development
           Authority Commonwealth Mortgage
           Series H
           4.750%, 07/01/07..........................      252,685
  250,000  Virginia State Public School
           Authority Revenue
           5.500%, 08/01/03..........................      268,615
                                                       -----------
                                                         1,074,685
                                                       -----------

           Washington - 3.02%
  475,000  King County, Washington, Series A, G.O.
           5.800%, 01/01/04..........................      512,634
                                                       -----------

           Wisconsin - 6.38%
  500,000  Green Bay, Series A, G.O.
           5.100%, 04/01/00..........................      508,320
  250,000  State of Wisconsin, Series A, G.O.
           5.750%, 05/01/04..........................      270,777
  300,000  Wisconsin Housing & Economic Development
           Authority Home Ownership Revenue
           Series A
           5.375%, 09/01/17..........................      304,176
                                                       -----------
                                                         1,083,273
                                                       -----------

           Total Municipal Securities................   16,498,129
                                                       -----------
           (Cost $16,169,491)


                                                            Market
Par Value                                                    Value
---------                                                    -----

INVESTMENT COMPANIES - 1.61%
  126,797  Goldman Sachs Tax Exempt Fund.............  $   126,797
  147,299  Provident Money Market....................      147,299
                                                       -----------
           Total Investment Companies................      274,096
                                                       -----------
           (Cost $274,096)

Total Investments - 98.84%...........................   16,772,225
                                                       -----------
(Cost $16,443,587)*
Net Other Assets and Liabilities - 1.16%.............      196,419
                                                       -----------
Net Assets - 100.00%.................................  $16,968,644
                                                       ===========

-------------------------------------------------------

     * Aggregate cost for Federal income tax purposes is $16,443,587.

   (A) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
   (B) Annualized yield at time of purchase.



       Gross unrealized appreciation.................  $   372,764
       Gross unrealized depreciation.................      (44,126)
                                                       -----------
       Net unrealized appreciation...................  $   328,638
                                                       ===========

AMBAC  American Municipal Board Assurance Corp.
 FGIC  Federal Guaranty Insurance Corp.
  FSA  Fund Services Associates
 G.0.  General Obligation
 MBIA  Municipal Bond Insurance Corporation

Portfolio Composition (Moody's Ratings)
---------------------
Investment Companies                 2%
Corporate Notes and Bonds:
Aaa                                 45%
Aa                                  44%
A                                    6%
Baa                                  3%
                                   ---
                                   100%
                                   ===

See accompanying Notes to Financial Statements

Alleghany Funds
Alleghany/Chicago Trust Money Market Fund
Schedule of Investments (unaudited)                               April 30, 1999
================================================================================

                                                       Amortized
Par Value                                                 Cost
---------                                             ------------
COMMERCIAL PAPER - 92.52%
$10,000,000  Duke Energy
             5.069%, 05/03/99 (A)...................  $  9,997,222
  4,000,000  General Electric Capital Corp.
             4.871%, 05/03/99.......................     4,000,000
  4,500,000  Heller Financial, Inc.
             4.995%, 05/03/99.......................     4,500,000
  3,500,000  Household Finance Corp.
             4.823%, 05/03/99.......................     3,500,000
  5,000,000  Deere & Co.
             4.813%, 05/04/99.......................     5,000,000
  5,000,000  Hertz Corp.
             4.887%, 05/04/99 (A)...................     4,997,992
  4,000,000  Baxter International, Inc.
             4.958%, 05/05/99 (A)...................     3,997,827
  4,000,000  CIT Group Holdings
             4.873%, 05/05/99.......................     4,000,000
  3,500,000  Prudential Funding Corp.
             4.796%, 05/05/99.......................     3,500,000
  7,000,000  American General Finance
             4.839%, 05/06/99.......................     7,000,000
  5,000,000  Ford Motor Credit Corp.
             4.826%, 05/06/99.......................     5,000,000
  3,500,000  International Lease Finance Corp.
             4.887%, 05/06/99 (A)...................     3,497,657
  7,000,000  Commercial Credit Co.
             4.824%, 05/07/99.......................     7,000,000
  5,000,000  Hertz Corp.
             4.897%, 05/07/99 (A)...................     4,995,975
  4,500,000  Ford Motor Credit Corp.
             4.818%, 05/10/99.......................     4,500,000
  5,000,000  Norwest Financial, Inc.
             4.781%, 05/10/99.......................     5,000,000
  5,000,000  Ford Motor Credit Corp.
             4.871%, 05/11/99.......................     5,000,000
  7,000,000  GTE Corp.
             4.897%, 05/11/99 (A)...................     6,990,608
  3,000,000  Commercial Credit Co.
             4.819%, 05/12/99.......................     3,000,000
  4,000,000  Sears Roebuck Acceptance Corp.
             4.887%, 05/12/99.......................     4,000,000
  3,000,000  AON Corp.
             4.907%, 05/13/99 (A)...................     2,995,160
  3,000,000  Coca-Cola Co.
             4.867%, 05/13/99 (A)...................     2,995,200
  6,000,000  Duke Capital Corp.
             4.917%, 05/14/99 (A)...................     5,989,492
  5,500,000  GTE Corp.
             4.948%, 05/14/99 (A)...................     5,490,308
  6,000,000  AON Corp.
             4.917%, 05/17/99 (A)...................     5,987,067
  2,000,000  Associates First Capital Corp.
             4.841%, 05/18/99.......................     2,000,000
  4,500,000  Baxter International, Inc.
             4.887%, 05/18/99 (A)...................     4,489,757
  6,000,000  Toys `R' Us, Inc.
             4.867%, 05/18/99 (A)...................     5,986,400
  6,000,000  Prudential Funding Corp.
             4.811%, 05/19/99.......................     6,000,000
  6,000,000  Transamerica Finance Group
             4.867%, 05/19/99 (A)...................     5,985,600
  5,000,000  Baxter International, Inc.
             5.008%, 05/20/99 (A)...................     4,987,307
  6,000,000  Duke Capital Corp.
             4.917%, 05/20/99 (A)...................     5,984,737
  4,000,000  Commercial Credit Co.
             4.821%, 05/21/99.......................     4,000,000
  5,000,000  Prudential Funding Corp.
             4.798%, 05/21/99.......................     5,000,000
  5,000,000  General Motors Acceptance Corp.
             4.824%, 05/24/99.......................     5,000,000
  4,500,000  Hertz Corp.
             4.838%, 05/24/99.......................     4,500,000
  2,000,000  GTE Corp.
             4.897%, 05/25/99 (A)...................     1,993,560
  7,500,000  Transamerica Finance Group
             4.938%, 05/25/99 (A)...................     7,475,650
  6,000,000  Sears Roebuck Acceptance Corp.
             4.836%, 05/26/99.......................     6,000,000
  2,000,000  General Electric Capital Corp.
             4.880%, 05/27/99.......................     2,000,000
  5,000,000  Coca-Cola Co.
             4.887%, 05/28/99 (A)...................     4,981,925
  5,000,000  Daimler Chrysler
             4.917%, 05/28/99.......................     5,000,000
  4,000,000  Heller Financial, Inc.
             4.962%, 06/01/99.......................     4,000,000
  5,000,000  Toys `R' Us, Inc.
             4.873%, 06/01/99 (A)...................     4,979,333
  5,500,000  General Electric Capital Corp.
             4.828%, 06/02/99.......................     5,500,000
  5,000,000  Associates Corp. of North America
             4.823%, 06/03/99.......................     5,000,000
  7,000,000  American Express Credit Corp.
             4.793%, 06/04/99.......................     7,000,000
  4,400,000  Heller Financial, Inc.
             4.962%, 06/07/99.......................     4,400,000
  5,000,000  American Express Credit Corp.
             4.809%, 06/10/99.......................     5,000,000
  6,000,000  Canadian Imperial Bank
             4.820%, 06/15/99.......................     6,000,000
  5,000,000  General Motors Acceptance Corp.
             8.400%, 10/15/99.......................     5,062,705
                                                      ------------
             Total Commercial Paper.................   251,261,482
                                                      ============
             (Cost $251,261,482)

See accompanying Notes to Financial Statements.

Alleghany Funds
Alleghany/Chicago Trust Money Market Fund
Schedule of Investments - continued (unaudited)                   April 30, 1999
================================================================================

                                                         Amortized
Par Value                                                   Cost
---------                                                   ----
GIC WITHIN FUNDING AGREEMENT - 3.68%
$10,000,000  Allstate Life Funding Agreement GIC
             5.007%, 12/01/99.......................  $ 10,000,000
                                                      ------------
             Total GIC Within
             Funding Agreement......................    10,000,000
                                                      ------------
             (Cost $10,000,000)

REPURCHASE AGREEMENT - 4.10%
 11,122,000  BankAmerica
             4.850%, dated 04/30/99 to be repurchased
             on 05/03/99 at $11,126,495
             (Collateralized by U.S. Treasury Bill
             4.475%, due 10/07/99;
             Total Par $11,580,000).................    11,122,000
                                                      ------------

             Total Repurchase Agreement.............    11,122,000
                                                      ------------
             Cost $11,122,000)

Total Investments - 100.30 %.........................  272,383,482
                                                      ------------
(Cost $272,383,482)*
Liabilities Net of Cash and Other Assets - (0.30)%..      (825,383)
                                                      ------------
Net Assets - 100.00%................................  $271,558,099
                                                      ============

--------------------------------------------------

   (A)  Annualized yield at time of purchase.
     * At April 30, 1999, cost is identical for book and Federal income tax purposes.

See accompanying Notes to Financial Statements

Alleghany Funds
Statement of Assets and Liabilities (unaudited)                   April 30, 1999
================================================================================

                                                                       Alleghany/                       Alleghany/
                                                     Alleghany/       Chicago Trust      Alleghany/    Chicago Trust
                                                 Montag & Caldwell   Growth & Income   Chicago Trust     Small Cap
                                                    Growth Fund           Fund          Talon Fund      Value Fund
                                                 -----------------   ---------------   -------------   -------------
ASSETS:
  Investments:
    Investments at cost..........................   $1,927,807,643      $274,149,248     $19,730,690     $36,312,818
    Repurchase agreements........................               --        19,777,000              --       1,308,000
    Net unrealized appreciation..................      677,090,261       209,672,685       1,048,121       1,712,138
                                                    --------------      ------------     -----------     -----------
      Total investments at value.................    2,604,897,904       503,598,933      20,778,811      39,332,956
Cash.............................................               --               829              --             862
  Receivables:
    Dividends and interest.......................        1,594,768            75,839           4,296          20,873
    Fund shares sold.............................        8,434,159           807,761          71,516          47,739
    Investments sold.............................        3,766,461                --              --       1,334,932
    Due from Adviser, net........................               --                --              --              --
  Deferred organization costs....................            1,685                --           1,291              --
  Other assets...................................           21,706             3,442             136             273
                                                    --------------      ------------     -----------     -----------
      Total assets...............................    2,618,716,683       504,486,804      20,856,050      40,737,635
                                                    --------------      ------------     -----------     -----------

LIABILITIES:
  Payables:
    Bank overdraft...............................           64,671                --              --              --
    Dividend distribution........................               --                --              --              --
    Investments purchased........................       35,283,221         3,048,380              --         679,426
    Fund shares redeemed.........................        3,731,718           203,273          16,668           1,300
    Due to Adviser, net..........................        1,408,970           284,355           9,476          26,186
    Distribution fee.............................            5,161           127,230          42,465          12,193
    Trustees fee.................................            9,951             1,899              76             144
  Accrued expenses and other payables............          477,580            60,233          22,628           7,188
                                                    --------------      ------------     -----------     -----------
      Total liabilities..........................       40,981,272         3,725,370          91,313         726,437
                                                    --------------      ------------     -----------     -----------
NET ASSETS.......................................   $2,577,735,411      $500,761,434     $20,764,737     $40,011,198
                                                    ==============      ============     ===========     ===========

NET ASSETS consist of:
  Capital paid-in................................    1,889,563,786       277,173,819      18,490,361      40,022,394
  Accumulated undistributed (distribution
    in excess of) net investment income (loss)...       (1,582,453)         (517,652)        (23,165)         39,866
  Accumulated net realized gain (loss)
    on investments...............................       12,663,817        14,432,582       1,249,420      (1,763,200)
  Net unrealized appreciation
    on investments...............................      677,090,261       209,672,685       1,048,121       1,712,138
                                                    --------------      ------------     -----------     -----------
TOTAL NET ASSETS.................................   $2,577,735,411      $500,761,434     $20,764,737     $40,011,198
                                                    ==============      ============     ===========     ===========

Shares of beneficial interest outstanding........       81,147,916        18,283,441       1,480,885       4,069,349
NET ASSET VALUE
  Offering and redemption price per share........
  (Net Assets/Shares Outstanding)................               (A)     $      27.39     $     14.02     $      9.83
                                                    ==============      ============     ===========     ===========

(A)  Alleghany/Montag & Caldwell Growth Fund Class N:
     Net Asset Value, offering price and redemption price per share (Based on net assets of $1,449,553,247 and 45,778,649 shares issued and outstanding) $31.66
     Montag & Caldwell Growth Fund Class I:
     Net Asset Value, offering price and redemption price per share (Based on net assets of $1,128,182,164 and 35,369,267 shares issued and outstanding) $31.90

(B)  Alleghany/Montag & Caldwell Balanced Fund Class N:
     Net Asset Value, offering price and redemption price per share (Based on net assets of $142,403,136 and 7,481,485 shares issued and outstanding) $19.03
     Montag & Caldwell Balanced Fund Class I:
     Net Asset Value, offering price and redemption price per share (Based on net assets of $79,496,249 and 4,178,234 shares issued and outstanding) $19.03

See accompanying Notes to Financial Statements.


        Alleghany/                                                              Alleghany/      Alleghany/
          Veredus               Alleghany/       Alleghany/     Alleghany/     Chicago Trust   Chicago Trust
     Aggressive Growth       Montag & Caldwell  Chicago Trust  Chicago Trust  Municipal Bond   Money Market
           Fund                Balanced Fund    Balanced Fund    Bond Fund         Fund            Fund
     -----------------       -----------------  -------------  -------------  --------------   -------------
         $21,209,362            $170,818,576     $191,186,852   $149,911,706     $16,443,587    $261,261,482
           3,277,211                      --        7,080,000      9,663,000              --      11,122,000
           5,928,528              36,558,957       78,238,412        277,990         328,638              --
         -----------            ------------     ------------   ------------     -----------    ------------
          30,415,101             207,377,533      276,505,264    159,852,696      16,772,225     272,383,482
                  --                      --               --             --              60              --

                 414               1,121,149        1,334,158      1,993,826         241,540         452,388
             500,722              15,005,123          667,814        127,013              50          10,250
              29,944                 316,193           71,452             --              --              --
                  --                      --               --             --           6,492              --
              20,062                   1,684            1,939             --              --              --
                 151                   1,802            1,818          1,384             111           2,614
         -----------            ------------     ------------   ------------     -----------    ------------
          30,966,394             223,823,484      278,582,445    161,974,919      17,020,478     272,848,734
         -----------            ------------     ------------   ------------     -----------    ------------

                  --                  49,982            3,671          3,969              --              --
                  --                      --               --             --              --         851,707
             632,499               1,443,388               --             --              --              --
                  --                 251,851          189,811         70,050              --         315,115
              18,658                 128,718          160,129         55,521              --          91,376
              12,453                   1,439          229,140        227,216          40,712              --
                 109                     801            1,070            618              65           1,068
                 127                  47,920           55,971         14,456          11,057          31,369
         -----------            ------------     ------------   ------------     -----------    ------------
             663,846               1,924,099          639,792        371,830          51,834       1,290,635
         -----------            ------------     ------------   ------------     -----------    ------------
         $30,302,548            $221,899,385     $277,942,653   $161,603,089     $16,968,644    $271,558,099
         ===========            ============     ============   ============     ===========    ============

         $23,356,643            $181,340,180     $192,048,258   $159,846,125     $16,611,959    $271,558,099

             (84,722)                359,634          729,001        414,184          31,191              --

           1,102,099               3,640,614        6,926,982      1,064,790          (3,144)             --

           5,928,528              36,558,957       78,238,412        277,990         328,638              --
         -----------            ------------     ------------   ------------     -----------    ------------
         $30,302,548            $221,899,385     $277,942,653   $161,603,089     $16,968,644    $271,558,099
         ===========            ============     ============   ============     ===========    ============

           2,383,421              11,659,719       21,230,724     16,032,875       1,651,751     271,558,099


         $     12.71                      (B)    $      13.09   $      10.08     $     10.27    $       1.00
         ===========            ============     ============   ============     ===========    ============

Alleghany Funds
Statement of Operations
For the Six Months Ended April 30, 1999 (unaudited)

------------------------------------------------------------------------------------------------------------
                                                                       Alleghany/                       Alleghany/
                                                    Alleghany/       Chicago Trust      Alleghany/    Chicago Trust
                                                Montag & Caldwell   Growth & Income   Chicago Trust     Small Cap
                                                   Growth Fund            Fund          Talon Fund    Value Fund (a)
                                                -----------------   ----------------  --------------  -------------

INVESTMENT INCOME:
 Dividends....................................    $     8,624,156    $    1,344,962     $    96,634    $    172,763
 Interest.....................................                 --           425,948          24,250         106,447
                                                  ---------------    --------------     -----------    ------------
   Total investment income....................          8,624,156         1,770,910         120,884         279,210
                                                  ---------------    --------------     -----------    ------------

EXPENSES:
 Investment advisory fees.....................          7,395,637         1,512,230          85,582         145,399
 Distribution expenses........................          1,539,251           540,082          26,744          36,292
 Transfer agent fees..........................            336,595            55,678          14,755           9,816
 Administration fees..........................            607,241           120,071           6,698           9,181
 Registration expenses........................            165,860            17,071           7,130          11,509
 Custodian fees...............................             11,922            10,121           6,527           6,944
 Professional fees............................             32,226            12,627           8,670           7,708
 Amortization of organization costs...........              1,653               577           1,653              --
 Reports to shareowner expense................             60,393            12,884           1,302           1,074
 Trustees fees................................             36,095             6,462             334             420
 Other expenses...............................             19,736               759             315             195
                                                  ---------------    --------------     -----------    ------------
   Total expenses.............................         10,206,609         2,288,562         159,710         228,538
                                                  ---------------    --------------     -----------    ------------
   Expenses waived/reimbursed.................                 --                --         (20,717)        (25,372)
                                                  ---------------    --------------     -----------    ------------
   Net expenses...............................         10,206,609         2,288,562         138,993         203,166
                                                  ---------------    --------------     -----------    ------------
NET INVESTMENT INCOME (LOSS)..................         (1,582,453)         (517,652)        (18,109)         76,044
                                                  ---------------    --------------     -----------    ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments....         12,785,130        14,432,837       1,556,082      (1,763,200)
   Net change in unrealized appreciation
   (depreciation) on investments..............        420,742,026        85,288,192        (219,610)      1,712,138
                                                  ---------------    --------------     -----------    ------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS...................        433,527,156        99,721,029       1,336,472         (51,062)
                                                  ---------------    --------------     -----------    ------------

NET INCREASE IN NET
 ASSETS FROM OPERATIONS.......................    $   431,944,703    $   99,203,377     $ 1,318,363    $     24,982
                                                  ===============    ==============     ===========    ============

------------------------------------------------------------

(a) Alleghany/Chicago Trust Small Cap Value Fund commenced investment operations on November 10, 1998.

See accompanying Notes to Financial Statements.


           Alleghany/                                                            Alleghany/       Alleghany/
              Veredus      Alleghany/         Alleghany/        Alleghany/      Chicago Trust    Chicago Trust
    Aggressive Growth   Montag & Caldwell    Chicago Trust    Chicago Trust    Municipal Bond    Money Market
                 Fund     Balanced Fund      Balanced Fund      Bond Fund           Fund             Fund
    -----------------   -----------------    -------------    -------------    --------------    -------------
              $15,947          $  562,119       $  465,822       $       --          $  7,369       $       --
               38,218           1,731,401        3,316,156        5,215,557           328,397        7,313,749
    -----------------   -----------------    -------------    -------------    --------------    -------------
               54,165           2,293,520        3,781,978        5,215,557           335,766        7,313,749
    -----------------   -----------------    -------------    -------------    --------------    -------------

              101,799             703,053          859,524          430,985            43,741          577,326
               20,958             199,051          306,973          195,902             7,290               --
                7,516              26,560           11,529           12,111             8,901           17,544
                5,727              54,799           73,568           48,163             7,320           80,238
                4,975              22,332           17,058            8,960             7,250           10,443
                6,225              10,226           11,857           11,248             5,362           11,175
                6,894              10,927           10,817           10,447             8,747           11,156
                2,681               1,653              695              577               577              577
                  798               4,750            5,468            2,742               367            6,124
                3,267               2,312            3,317            1,865               208            4,014
                  500                 266              318            6,036               602           26,984
    -----------------   -----------------    -------------    -------------    --------------    -------------
              161,340           1,035,929        1,301,124          729,036            90,365          745,581
    -----------------   -----------------    -------------    -------------    --------------    -------------
              (22,453)                 --               --         (101,850)          (83,074)              --
    -----------------   -----------------    -------------    -------------    --------------    -------------
              138,887           1,035,929        1,301,124          627,186             7,291          745,581
    -----------------   -----------------    -------------    -------------    --------------    -------------
              (84,722)          1,257,591        2,480,854        4,588,371           328,475        6,568,168
    -----------------   -----------------    -------------    -------------    --------------    -------------


            2,677,440           4,011,635        6,942,453        1,064,962            31,581               --

            5,731,559          19,040,964       28,121,985       (3,183,303)         (166,513)              --
    -----------------   -----------------    -------------    -------------    --------------    -------------

            8,408,999          23,052,599       35,064,438       (2,118,341)         (134,932)              --
    -----------------   -----------------    -------------    -------------    --------------    -------------

           $8,324,277         $24,310,190      $37,545,292       $2,470,030          $193,543       $6,568,168
    =================   =================    =============    =============    ==============    =============

Alleghany Funds
Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------------
                                                                     Alleghany/                           Alleghany/
                                                                  Montag & Caldwell                     Chicago Trust
                                                                     Growth Fund                     Growth & Income Fund
                                                       ------------------------------------   -----------------------------------
                                                       Six Months Ended                       Six Months Ended
                                                        April 30, 1999        Year Ended       April 30, 1999       Year Ended
                                                         (unaudited)       October 31, 1998     (unaudited)      October 31, 1998
                                                       ----------------    ----------------   ----------------   ----------------
NET ASSETS at beginning of period...................   $  1,742,778,507    $    748,418,166   $    367,666,442   $    274,607,907
                                                       ----------------    ----------------   ----------------   ----------------
Increase in net assets from operations:
  Net investment income (loss)......................         (1,582,453)         (1,422,104)          (517,652)          (347,447)
  Net realized gain (loss) on investments sold......         12,785,130          63,978,484         14,432,837         23,413,427
  Net change in unrealized appreciation
     (depreciation) on investments and assets and
     liabilities....................................        420,742,026         109,207,399         85,288,192         47,348,240
                                                       ----------------    ----------------   ----------------   ----------------
  Net increase (decrease) in net assets from
      operations....................................        431,944,703         171,763,779         99,203,377         70,414,220
                                                       ----------------    ----------------   ----------------   ----------------
Distributions to shareowners:
  From and in excess of net investment income:
   Class N..........................................                 --                  --                 --            (23,963)
   Class I..........................................                 --                  --                 --                 --
  From realized gain on investments:
   Class N..........................................        (35,583,495)         (4,750,066)       (23,278,710)       (19,283,609)
   Class I..........................................        (28,418,102)         (2,772,360)                --                 --
  Return of Capital.................................                 --                  --                 --            (30,652)
                                                       ----------------    ----------------   ----------------   ----------------
    Total distributions.............................        (64,001,597)         (7,522,426)       (23,278,710)       (19,338,224)
                                                       ----------------    ----------------   ----------------   ----------------
Capital share transactions:
  Net proceeds from sales of shares:
   Class N..........................................        593,768,157         735,037,158         91,009,024         84,420,291
   Class I..........................................        502,059,305         510,661,778                 --                 --
  Issued to shareowners in reinvestment of
      distributions:
   Class N..........................................         33,016,184           4,476,035         22,904,776         19,000,003
   Class I..........................................         25,059,049           2,260,596                 --                 --
  Cost of shares repurchased:
   Class N..........................................       (386,288,677)       (318,089,688)       (56,743,475)       (61,437,755)
   Class I..........................................       (300,600,220)       (104,226,891)                --                 --
                                                       ----------------    ----------------   ----------------   ----------------
    Net increase from capital share transactions....        467,013,798         830,118,988         57,170,325         41,982,539
                                                       ----------------    ----------------   ----------------   ----------------
    Total increase (decrease) in net assets.........        834,956,904         994,360,341        133,094,992         93,058,535
                                                       ----------------    ----------------   ----------------   ----------------
NET ASSETS at end of period (including line A)......   $  2,577,735,411    $  1,742,778,507   $    500,761,434   $    367,666,442
                                                       ================    ================   ================   ================

(A) Undistributed (distribution in excess
      of) net investment income (loss)...............   $    (1,582,453)   $             --   $       (517,652)  $            --
                                                       ----------------    ----------------   ----------------   ----------------
OTHER INFORMATION:
Share transactions:
  Class N:
   Sold.............................................         19,530,185          28,902,833          3,589,776          3,911,120
   Issued to shareowners in reinvestment
      of distributions..............................          1,195,840             198,582            993,161          1,006,991
   Repurchased......................................        (12,857,363)        (12,333,539)        (2,246,286)        (2,888,977)
  Class I:
   Sold.............................................         16,615,668          19,881,332                 --                 --
   Issued to shareowners in reinvestment
      of distributions..............................            903,059              99,938                 --                 --
   Repurchased......................................         (9,860,580)         (4,087,111)                --                 --
                                                       ----------------    ----------------   ----------------   ----------------
    Net increase (decrease) in shares outstanding...         15,526,809          32,662,035          2,336,651          2,029,134
                                                       ================    ================   ================   ================

-------------------------------------------------
(a) Alleghany/Chicago Trust Small Cap Value Fund commenced investment operations on November 10, 1998.
(b) Alleghany/Veredus Aggressive Growth Fund commenced investment operations on July 2, 1998.
(c) Montag & Caldwell Balanced Fund-Class I commenced investment operations on December 31, 1998.

See accompanying Notes to Financial Statements.


                                                                                                Alleghany/
                                                                    Alleghany/                Chicago Trust
                                                                  Chicago Trust                 Small Cap
                                                                   Talon Fund                 Value Fund (a)
                                                       -----------------------------------   --------------
                                                       Six Months Ended                       Period Ended
                                                        April 30, 1999       Year Ended      April 30, 1999
                                                         (unaudited)      October 31, 1998    (unaudited)
                                                       ----------------   ----------------   --------------
NET ASSETS at beginning of period...................   $     22,727,692   $     28,459,583   $        10.00
                                                       ----------------   ----------------   --------------
Increase in net assets from operations:
  Net investment income (loss)......................            (18,109)           129,406           76,044
  Net realized gain (loss) on investments sold......          1,556,082           (152,152)      (1,763,200)
  Net change in unrealized appreciation
     (depreciation) on investments and assets and
     liabilities....................................           (219,610)        (2,860,775)       1,712,138
                                                       ----------------   ----------------   --------------
  Net increase (decrease) in net assets from
      operations....................................          1,318,363         (2,883,521)          24,982
                                                       ----------------   ----------------   --------------
Distributions to shareowners:
  From and in excess of net investment income:
   Class N..........................................             (8,361)          (163,813)         (36,178)
   Class I..........................................                 --                 --               --
  From realized gain on investments:
   Class N..........................................                 --         (4,653,292)              --
   Class I..........................................                 --                 --               --
  Return of Capital.................................                 --                 --               --
                                                       ----------------   ----------------   --------------
    Total distributions.............................             (8,361)        (4,817,105)         (36,178)
                                                       ----------------   ----------------   --------------
Capital share transactions:
  Net proceeds from sales of shares:
   Class N..........................................            930,852          6,908,329       41,397,510
   Class I..........................................                 --                 --               --
  Issued to shareowners in reinvestment of
      distributions:
   Class N..........................................              8,053          4,757,368           36,171
   Class I..........................................                 --                 --               --
  Cost of shares repurchased:
   Class N..........................................         (4,211,862)        (9,696,962)      (1,411,297)
   Class I..........................................                 --                 --               --
                                                       ----------------   ----------------   --------------
    Net increase from capital share transactions....         (3,272,957)         1,968,735       40,022,384
                                                       ----------------   ----------------   --------------
    Total increase (decrease) in net assets.........         (1,962,955)        (5,731,891)      40,011,188
                                                       ----------------   ----------------   --------------
NET ASSETS at end of period (including line A)......   $     20,764,737   $     22,727,692   $   40,011,198
                                                       ================   ================   ==============

(A) Undistributed (distribution in excess
      of) net investment income (loss)...............  $        (23,165)  $          3,805   $       39,866
                                                       ----------------   ----------------   --------------
OTHER INFORMATION:
Share transactions:
  Class N:
   Sold.............................................             68,558            451,934        4,213,073
   Issued to shareowners in reinvestment
      of distributions..............................                603            318,839            3,661
   Repurchased......................................           (314,928)          (661,255)        (147,386)
  Class I:
   Sold.............................................                 --                 --               --
   Issued to shareowners in reinvestment
      of distributions..............................                 --                 --               --
   Repurchased......................................                 --                 --               --
                                                       ----------------   ----------------   --------------
    Net increase (decrease) in shares outstanding...           (245,767)           109,518        4,069,348
                                                       ================   ================   ==============



                                                                 Alleghany/                            Alleghany/
                                                                   Veredus                         Montag & Caldwell
                                                                 Aggressive                             Balanced
                                                               Growth Fund (b)                          Fund (c)
                                                    -----------------------------------   -----------------------------------
                                                    Six Months Ended                      Six Months Ended
                                                     April 30, 1999      Period Ended      April 30, 1999      Period Ended
                                                      (unaudited)      October 31, 1998     (unaudited)      October 31, 1998
                                                    ----------------   ----------------   ----------------   ----------------
NET ASSETS at beginning of period................... $    12,673,539   $             --   $    158,398,348   $     82,719,053
                                                     ---------------   ----------------   ----------------   ----------------
Increase in net assets from operations:
  Net investment income (loss)......................         (84,722)              (483)         1,257,591          2,167,560
  Net realized gain (loss) on investments sold......       2,677,440         (1,575,341)         4,011,635          8,565,876
  Net change in unrealized appreciation
     (depreciation) on investments and assets and
     liabilities....................................       5,731,559            196,969         19,040,964          5,973,930
                                                     ----------------   ----------------   ----------------   ----------------
  Net increase (decrease) in net assets from
      operations....................................       8,324,277         (1,378,855)        24,310,190         16,707,366
                                                     ----------------   ----------------   ----------------   ----------------
Distributions to shareowners:
  From and in excess of net investment income:
   Class N..........................................               --                 --         (1,118,424)        (2,001,366)
   Class I..........................................               --                 --           (130,978)                --
  From realized gain on investments:
   Class N..........................................               --                 --         (8,904,043)        (2,095,351)
   Class I..........................................               --                 --                 --                 --
  Return of Capital.................................               --                 --                 --                 --
                                                     ----------------   ----------------   ----------------   ----------------
    Total distributions.............................               --                 --        (10,153,445)        (4,096,717)
                                                     ----------------   ----------------   ----------------   ----------------
Capital share transactions:
  Net proceeds from sales of shares:
   Class N..........................................       11,497,221         14,223,208         41,466,046        101,273,482
   Class I..........................................               --                 --         79,402,053                 --
  Issued to shareowners in reinvestment of
      distributions:
   Class N..........................................               --                 --          9,910,605          3,950,066
   Class I..........................................               --                 --            130,976                 --
  Cost of shares repurchased:
   Class N..........................................       (2,192,489)          (170,814)       (80,230,263)       (42,154,902)
   Class I..........................................               --                 --         (1,335,125)                --
                                                     ----------------   ----------------   ----------------   ----------------
    Net increase from capital share transactions....        9,304,732         14,052,394         49,344,292         63,068,646
                                                     ----------------   ----------------   ----------------   ----------------
    Total increase (decrease) in net assets.........       17,629,009         12,673,539         63,501,037         75,679,295
                                                     ----------------   ----------------   ----------------   ----------------
NET ASSETS at end of period (including line A)...... $     30,302,548   $     12,673,539   $    221,899,385   $    158,398,348
                                                     ================   ================   ================   ================
(A) Undistributed (distribution in excess
      of) net investment income (loss)...............$        (84,722)  $             --   $        359,634   $        351,445
                                                     ----------------   ----------------   ----------------   ----------------
OTHER INFORMATION:
Share transactions:
  Class N:
   Sold.............................................        1,110,543          1,490,149          2,225,943          6,029,088
   Issued to shareowners in reinvestment
      of distributions..............................               --                 --            564,002            244,553
   Repurchased......................................         (196,954)           (20,317)        (4,306,028)        (2,443,871)
  Class I:
   Sold.............................................               --                 --          4,243,485                 --
   Issued to shareowners in reinvestment
      of distributions..............................               --                 --              6,875                 --
   Repurchased......................................               --                 --            (72,126)                --
                                                     ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in shares outstanding...          913,589          1,469,832          2,662,151          3,829,770
                                                     ================   ================   ================   ================

Alleghany Funds
Statement of Changes in Net Assets (continued)

=========================================================================================================================
                                                               Alleghany/                          Alleghany/
                                                              Chicago Trust                       Chicago Trust
                                                              Balanced Fund                         Bond Fund
                                                    ---------------------------------   ---------------------------------
                                                      Six Months                          Six Months
                                                        Ended                               Ended
                                                    April 30, 1999      Year Ended      April 30, 1999      Year Ended
                                                     (unaudited)     October 31, 1998    (unaudited)     October 31, 1998
                                                    --------------   ----------------   --------------   ----------------
NET ASSETS at beginning of period................   $  219,361,542   $    187,993,337   $  160,561,220   $    120,532,177
                                                    --------------   ----------------   --------------   ----------------
Increase in net assets
from operations:
  Net investment income..........................        2,480,854          4,770,524        4,588,371          8,011,478
  Net realized gain on investments sold..........        6,942,453         13,005,184        1,064,962            720,844
  Net change in unrealized
    appreciation/(depreciation)
    of investments and assets and liabilities....       28,121,985         16,518,248       (3,183,303)           629,065
                                                    --------------   ----------------   --------------   ----------------
  Net increase in net assets
  from operations................................       37,545,292         34,293,956        2,470,030          9,361,387
                                                    --------------   ----------------   --------------   ----------------
Distributions to shareowners:
  From and in excess of net investment income....       (2,445,044)        (4,710,584)      (4,586,848)        (8,038,190)
  From realized gain on investments..............      (13,010,617)       (11,401,639)        (708,951)                --
                                                    --------------   ----------------   --------------   ----------------
    Total distributions..........................      (15,455,661)       (16,112,223)      (5,295,799)        (8,038,190)
                                                    --------------   ----------------   --------------   ----------------
Capital share transactions:
  Net proceeds from sales of shares..............       54,534,374         36,882,800       24,285,367         75,297,016
  Issued to shareowners in
    reinvestment of distributions................       15,444,201         16,106,383        4,759,494          6,689,047
  Cost of shares repurchased.....................      (33,487,095)       (39,802,711)     (25,177,223)       (43,280,217)
                                                    --------------   ----------------   --------------   ----------------
  Net increase (decrease) from capital share
    transactions.................................       36,491,480         13,186,472        3,867,638         38,705,846
                                                    --------------   ----------------   --------------   ----------------
    Total increase (decrease) in net assets......       58,581,111         31,368,205        1,041,869         40,029,043
                                                    --------------   ----------------   --------------   ----------------
NET ASSETS at end of period (including line A)...   $  277,942,653   $    219,361,542   $  161,603,089   $    160,561,220
                                                    ==============   ================   ==============   ================
(A) Undistributed net investment income..........   $      729,001   $        693,191   $      414,184   $        412,661
                                                    --------------   ----------------   --------------   ----------------
OTHER INFORMATION:
Share transactions:
  Sold...........................................        4,359,008          3,317,900        2,402,813          7,333,221
  Issued to shareowners in reinvestment
    of distributions.............................        1,310,832          1,398,337          454,244            656,919
  Repurchased....................................       (2,669,396)        (3,485,565)      (2,460,848)        (4,247,776)
                                                    --------------   ----------------   --------------   ----------------
  Net increase (decrease) in shares outstanding..        3,000,444          1,230,672          396,209          3,742,364
                                                    ==============   ================   ==============   ================

See accompanying Notes to Financial Statements.

Alleghany Funds
Statement of Changes in Net Assets (Continued)
===============================================================================

                                                                Alleghany/                            Alleghany/
                                                               Chicago Trust                         Chicago Trust
                                                            Municipal Bond Fund                    Money Market Fund
                                                    -----------------------------------   -----------------------------------
                                                    Six Months Ended                      Six Months Ended
                                                     April 30, 1999       Year Ended       April 30, 1999       Year Ended
                                                      (unaudited)      October 31, 1998     (unaudited)      October 31, 1998
                                                    ----------------   ----------------   ----------------   ----------------
NET ASSETS at beginning of period................   $     13,209,908   $     12,379,208   $    281,389,294   $    238,551,474
                                                    ----------------   ----------------   ----------------   ----------------
Increase in net assets
from operations:
  Net investment income..........................            328,475            560,590          6,568,168         13,160,425
  Net realized gain on investments sold..........             31,581             56,385                 --                 --
  Net change in unrealized
    appreciation/(depreciation)
    of investments and assets and liabilities....           (166,513)           175,662                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase in net assets
  from operations................................            193,543            792,637          6,568,168         13,160,425
                                                    ----------------   ----------------   ----------------   ----------------
Distributions to shareowners:
  From and in excess of net investment income....           (323,887)          (561,443)        (6,568,168)       (13,160,425)
  From realized gain on investments..............                 --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
    Total distributions..........................           (323,887)          (561,443)        (6,568,168)       (13,160,425)
                                                    ----------------   ----------------   ----------------   ----------------
Capital share transactions:
  Net proceeds from sales of shares..............          4,503,545         10,749,139        650,738,781        720,702,583
  Issued to shareowners in
    reinvestment of distributions................             45,125             42,390            756,377            816,231
  Cost of shares repurchased.....................           (659,590)       (10,192,023)      (661,326,353)      (678,680,994)
                                                    ----------------   ----------------   ----------------   ----------------
  Net increase (decrease) from capital share
    transactions.................................          3,889,080            599,506         (9,831,195)        42,837,820
                                                    ----------------   ----------------   ----------------   ----------------
    Total increase (decrease) in net assets......          3,758,736            830,700         (9,831,195)        42,837,820
                                                    ----------------   ----------------   ----------------   ----------------
NET ASSETS at end of period (including line A)...   $     16,968,644   $     13,209,908   $    271,558,099   $    281,389,294
                                                    ================   ================   ================   ================
(A) Undistributed net investment income..........   $         31,191   $         26,603   $             --   $             --
                                                    ----------------   ----------------   ----------------   ----------------
OTHERINFORMATION:
Share transactions:
  Sold...........................................            434,077          1,049,531        650,738,781        720,702,583
  Issued to shareowners in reinvestment
    of distributions.............................              4,261              4,135            756,377            816,231
  Repurchased....................................            (61,431)          (994,156)      (661,326,353)      (678,680,994)
                                                    ----------------   ----------------   ----------------   ----------------
  Net increase (decrease) in shares outstanding..            376,907             59,510         (9,831,195)        42,837,820
                                                    ================   ================   ================   ================

See accompanying Notes to Financial Statements



ALLEGHANY FUNDS
Financial Highlights                                                                                               April 30, 1999
---------------------------------------------------------------------------------------------------------------------------------
                                                                              Alleghany/Montag & Caldwell Growth Fund
                                                                -----------------------------------------------------------------
                                                                                              Class N
                                                                -----------------------------------------------------------------
                                                                Six Months
                                                                    Ended         Year         Year         Year        Period
                                                                  04/30/99       Ended        Ended        Ended        Ended
                                                                (unaudited)    10/31/98     10/31/97     10/31/96    10/31/95(a)
                                                                -----------  ----------     --------     --------    -----------
Net Asset Value, Beginning of Period........................    $    26.49   $    22.68     $  17.08     $  13.16    $     10.00
                                                                -----------  ----------     --------     --------    -----------
  Income from Investment Operations:
    Net investment income (loss)............................         (0.04)       (0.05)       (0.05)          --           0.02
    Net realized and unrealized gain
     on investments.........................................          6.15         4.07         5.79         3.93           3.16
                                                                -----------  ----------     --------     --------    -----------
     Total from investment operations.......................          6.11         4.02         5.74         3.93           3.18
                                                                -----------  ----------     --------     --------    -----------

Less Distributions:
  Distributions from and in excess
    of net investment income................................            --           --           --        (0.01)         (0.02)
  Distributions from net realized
    gain on investments.....................................         (0.94)       (0.21)       (0.14)          --             --
                                                                -----------  ----------     --------     --------    -----------
    Total distributions.....................................         (0.94)       (0.21)       (0.14)       (0.01)         (0.02)
                                                                -----------  ----------     --------     --------    -----------
Net increase in net asset value.............................          5.17         3.81         5.60         3.92           3.16
                                                                -----------  ----------     --------     --------    -----------
Net Asset Value, End of Period..............................    $    31.66   $    26.49     $  22.68     $  17.08    $     13.16
                                                                ==========   ==========     ========     ========    ===========

Total Return/(1)/...........................................         23.61%       17.90%       33.82%       29.91%         31.87%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)........................    $1,449,553   $1,004,356     $479,557     $166,243    $    40,355
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser/(2)/..........          1.06%        1.12%        1.24%        1.32%          1.87%
  After reimbursement of expenses by Adviser/(2)/...........          1.06%        1.12%        1.23%        1.28%          1.30%
Ratios of net investment income (loss) to average net assets:
  Before reimbursement of expenses by Adviser/(2)/..........         (0.28)%      (0.22)%      (0.38)%      (0.10)%        (0.36)%
  After reimbursement of expenses by Adviser/(2)/...........         (0.28)%      (0.22)%      (0.37)%      (0.06)%         0.20%
Portfolio Turnover/(1)/.....................................         11.63%       29.81%       18.65%       26.36%         34.46%

------------------------------------
/(1)/ Not annualized.
/(2)/ Annualized.
/(a)/ Alleghany/Montag & Caldwell Growth Fund-Class N commenced investment operations on November 2, 1994.

See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                                                                             April 30, 1999
-------------------------------------------------------------------------------------------------------------------------------


                                                                                 Montag & Caldwell Growth Fund
                                                                 --------------------------------------------------------------
                                                                                            Class I
                                                                 --------------------------------------------------------------
                                                                 Six Months
                                                                    Ended              Year        Year              Period
                                                                  04/30/99             Ended       Ended              Ended
                                                                 (unaudited)         10/31/98    10/31/97         10/31/96/(a)/
                                                                 -----------         --------    --------         -------------
Net Asset Value, Beginning of Period.........................    $    26.65          $   22.75   $   17.08        $    15.59
 Income from Investment Operations:                              ----------          ---------   ---------        ----------
  Net investment income......................................            -- /(b)/         0.01          -- /(b)/        0.02
  Net realized and unrealized gain
   on investments............................................          6.19               4.10        5.81              1.49
                                                                 ----------          ---------   ---------        ----------
   Total from investment operations..........................          6.19               4.11        5.81              1.51
                                                                 ----------          ---------   ---------        ----------

 Less Distributions:
  Distributions from and in excess
   of net investment income..................................            --                 --          --             (0.02)
  Distributions from net realized
   gain on investments.......................................         (0.94)             (0.21)      (0.14)               --
                                                                 ----------          ---------   ---------        ----------
    Total distributions......................................         (0.94)             (0.21)      (0.14)            (0.02)
                                                                 ----------          ---------   ---------        ----------
Net increase in net asset value..............................          5.25               3.90        5.67              1.49
                                                                 ----------          ---------   ---------        ----------
Net Asset Value, End of Period...............................    $    31.90          $   26.65   $   22.75        $    17.08
                                                                 ==========          =========   =========        ==========


Total Return/(1)/............................................         23.73%             18.24%      34.26%             9.67%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's).........................    $1,128,182          $ 738,423   $ 268,861           $52,407
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser/(2)/............          0.76%              0.85%       0.93%             0.98%
 After reimbursement of expenses by Adviser/(2)/.............          0.76%              0.85%       0.93%             0.98%
Ratios of net investment income (loss) to average net assets:
 Before reimbursement of expenses by Adviser/(2)/............          0.02%              0.05%      (0.07)%            0.17%
 After reimbursement of expenses by Adviser/(2)/.............          0.02%              0.05%      (0.06)%            0.17%
Portfolio Turnover/(1)/......................................         11.63%             29.81%      18.65%            26.36%

----------------------------------------------------------------------------
/(1)/ Not annualized.
/(2)/ Annualized.
/(a)/ Montag & Caldwell Growth Fund-Class I commenced investment operations on
      June 28, 1996.
/(b)/ Represents less than $0.01 per share.








See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                              April 30, 1999
--------------------------------------------------------------------------------

                                                                      Alleghany/Chicago Trust Growth & Income Fund
                                                    --------------------------------------------------------------------------------
                                                     Six Months
                                                        Ended       Year        Year             Year        Year          Period
                                                      04/30/99     Ended       Ended            Ended       Ended           Ended
                                                     (unaudited)  10/31/98    10/31/97         10/31/96    10/31/95      10/31/94(a)
                                                     -----------  --------    --------         --------    --------      -----------
Net Asset Value, Beginning of Period................  $  23.06    $  19.73    $  16.17         $  12.90    $  10.11      $   10.00
                                                      --------    --------    --------         --------    --------      ---------
 Income from Investment Operations:
  Net investment income (loss)......................     (0.03)      (0.02)       0.08             0.11        0.09           0.07
  Net realized and unrealized gain
   on investments...................................      5.79        4.73        3.91             3.34        2.79           0.10
                                                      --------    --------    --------         --------    --------      ---------
     Total from investment operations...............      5.76        4.71        3.99             3.45        2.88           0.17
                                                      --------    --------    --------         --------    --------      ---------

 Less Distributions:
  Distributions from and in excess
   of net investment income.........................        --       (0.01)      (0.09)           (0.11)      (0.09)         (0.06)
  Distributions from net realized
   gain on investments..............................     (1.43)      (1.37)      (0.34)           (0.07)         --             --
                                                      --------    --------    --------         --------    --------      ---------
     Total distributions............................     (1.43)      (1.38)      (0.43)           (0.18)      (0.09)         (0.06)
                                                      --------    --------    --------         --------    --------      ---------
Net increase in net asset value.....................      4.33        3.33        3.56             3.27        2.79           0.11
                                                      --------    --------    --------         --------    --------      ---------
Net Asset Value, End of Period......................  $  27.39    $  23.06    $  19.73         $  16.17    $  12.90      $   10.11
                                                      ========    ========    ========         ========    ========      =========
Total Return/(1)/...................................     26.24%      25.43%      25.16%           26.98%      28.66%          1.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)................  $500,761    $367,666    $274,608         $205,133    $172,296      $  12,282
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser/(2)/...      1.06%       1.08%       1.12%            1.15%       1.50%          2.21%
 After reimbursement of expenses by Adviser/(2)/....      1.06%       1.08%       1.07%/(3)/       1.00%       1.09%/(4)/     1.20%
Ratios of net investment income (loss) to average
 net assets:
 Before reimbursement of expenses by Adviser/(2)/...     (0.24)%     (0.11)%      0.36%            0.62%       0.33%         (0.15)%
 After reimbursement of expenses by Adviser/(2)/....     (0.24)%     (0.11)%      0.41%            0.77%       0.74%          0.86%
Portfolio Turnover/(1)/.............................      9.69%      34.21%      30.58%           25.48%       9.00%         37.01%
----------------------------------------------------------------

/(1)/  Not annualized.
/(2)/  Annualized.
/(3)/ The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.
/(4)/ The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.20% to 1.00% on September 21, 1995.
/(a)/ Alleghany/Chicago Trust Growth & Income Fund commenced investment operations on December 13, 1993.

See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                             April 30, 1999
-------------------------------------------------------------------------------

                                                                            Alleghany/Chicago Trust Talon Fund
                                                          -------------------------------------------------------------------------
                                                           Six Months
                                                             Ended          Year        Year       Year        Year       Period
                                                           04/30/99        Ended       Ended      Ended       Ended        Ended
                                                          (unaudited)    10/31/98    10/31/97   10/31/96    10/31/95  10/31/94/(a)/
                                                          -----------    --------    --------   --------    --------  -------------


Net Asset Value, Beginning of Period...................   $  13.16        $  17.60     $ 14.39    $ 12.07     $ 10.25    $  10.00
                                                          --------        --------     -------    -------     -------    --------
 Income from Investment Operations:
  Net investment income (loss).........................      (0.01)           0.07        0.11       0.04        0.09        0.02
  Net realized and unrealized gain (loss)
   on investments......................................       0.87           (1.59)       4.38       3.01        1.84        0.23
                                                          --------        --------     -------    -------     -------    --------
     Total from investment operations..................       0.86           (1.52)       4.49       3.05        1.93        0.25
                                                          --------        --------     -------    -------     -------    --------

 Less Distributions:
  Distributions from and in excess
    of net investment income...........................        --/(b)/       (0.09)      (0.09)     (0.03)      (0.11)        --
  Distributions from net realized
   gain on investments.................................        --            (2.83)      (1.19)     (0.70)       --           --
                                                          --------        --------     -------    -------     -------    --------
     Total distributions...............................        --            (2.92)      (1.28)     (0.73)      (0.11)        --
                                                          --------        --------     -------    -------     -------    --------
Net increase (decrease) in net asset value.............       0.86           (4.44)       3.21       2.32        1.82        0.25
                                                          --------        --------     -------    -------     -------    --------
Net Asset Value, End of Period.........................   $  14.02        $  13.16     $ 17.60    $ 14.39     $ 12.07    $  10.25
                                                          ========        ========     =======    =======     =======    ========


Total Return/(1)/......................................       6.57%        (10.54)%      33.47%     26.51%      18.92%       2.50%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)...................   $ 20,765        $22,728      $28,460    $17,418     $10,538    $  4,355
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser/(2)/......       1.49%          1.46%        1.67%      1.98%       3.04%       7.82%
 After reimbursement of expenses by Adviser/(2)/.......       1.30%          1.30%        1.30%      1.30%       1.30%       1.30%
Ratios of net investment income (loss) to average
  net assets:
 Before reimbursement of expenses by Adviser/(2)/......      (0.36)%         0.30%        0.34%     (0.38)%     (0.97)%     (4.13)%
 After reimbursement of expenses by Adviser/(2)/.......      (0.17)%         0.46%        0.71%      0.30%       0.77%       2.39%
Portfolio Turnover/(1)/................................      44.62%         78.33%      112.72%    126.83%     229.43%      33.66%

---------------------------------------
(1)  Not annualized.
(2)  Annualized.
(a) Alleghany/Chicago Trust Talon Fund commenced investment operations on September 19, 1994.
(b)  Represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                             April 30, 1999
===============================================================================


                                                          Alleghany/
                                              Chicago Trust Small Cap Value Fund
                                              ----------------------------------
                                                            Period
                                                            Ended
                                                         04/30/99(a)
                                                         (unaudited)
                                                         -----------

Net Asset Value, Beginning of Period....................  $   10.00
                                                          ---------
  Income from Investment Operations:
    Net investment income...............................       0.02
    Net realized and unrealized loss
      on investments....................................      (0.18)
                                                          ---------
      Total from investment operations..................      (0.16)
                                                          ---------
  Less Distributions:
    Distributions from and in excess
      of net investment income..........................      (0.01)
    Distributions from net realized
      gain on investments...............................         --
                                                          ---------
        Total distributions.............................      (0.01)
                                                          ---------
Net decrease in net asset value.........................      (0.17)
                                                          ---------
Net Asset Value, End of Period..........................  $    9.83
                                                          =========

Total Return/(1)/........................................     (1.46)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's).....................    40,011
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser/(2)/.......      1.57%
  After reimbursement of expenses by Adviser/(2)/........      1.40%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser/(2)/.......      0.35%
  After reimbursement of expenses by Adviser/(2)/........      0.52%
Portfolio Turnover/(1)/..................................     45.74%

=========================================================
 (1)  Not Annualized.
 (2)  Annualized.
 (a) Alleghany/Chicago Trust Small Cap Value Fund commenced investment operations on November 10, 1998.

See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                              April 30, 1999
================================================================================

                                                                  Alleghany/Veredus Aggressive Growth Fund
                                                                  ----------------------------------------
                                                                       Six Months
                                                                     Ended 04/30/99        Period Ended
                                                                      (unaudited)          10/31/98(a)
                                                                     --------------        ------------
Net Asset Value, Beginning of Period..........................         $      8.62         $     10.00
                                                                       -----------         -----------
 Income from Investment Operations:
  Net investment income/(loss)................................               (0.04)                 -- /(b)/
  Net realized and unrealized gain (loss) on investments......                4.13               (1.38)
                                                                       -----------         -----------
   Total from investment operations...........................                4.09               (1.38)
                                                                       -----------         -----------
 Less Distributions:
  Distributions from and in excess of net investment income...                  --                  --
  Distributions from net realized gain on investments.........                  --                  --
                                                                       -----------         -----------
     Total distributions......................................                  --                  --
                                                                       -----------         -----------
Net increase (decrease) in net asset value....................                4.09               (1.38)
                                                                       -----------         -----------
Net Asset Value, End of Period................................         $     12.71         $      8.62
                                                                       ===========         ===========

Total Return/(1)/.............................................               47.45%             (13.80)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)..........................         $    30,303         $    12,674
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser/(2)/.............                1.65%               1.54%
 After reimbursement of expenses by Adviser/(2)/..............                1.42%               1.50%
Ratios of net investment income (loss) to average net assets:
 Before reimbursement of expenses by Adviser/(2)/.............               (1.09)%             (0.06)%
 After reimbursement of expenses by Adviser/(2)/..............               (0.86)%             (0.02)%
Portfolio Turnover/(1)/.......................................              135.12%             111.52%

================================================================================
(1) Not Annualized
(2) Annualized
(a) Alleghany/Veredus Aggressive Growth Fund commenced investment operations on July 2, 1998.
(b) Represents less than $0.01 per share.



See accompanying Notes to Financial Statements.


Alleghany Funds
Financial Highlights                                                                                                 April 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Alleghany/
                                                                             Montag & Caldwell                    Montag & Caldwell
                                                                              Balanced Fund                         Balanced Fund
                                                        --------------------------------------------------------  -----------------
                                                                                   Class N                             Class I
                                                        --------------------------------------------------------  -----------------
                                                         Six Months                                                     Period
                                                           Ended         Year        Year      Year      Period         Ended
                                                         04/30/99        Ended       Ended     Ended      Ended      04/30/99(b)
                                                        (unaudited)    10/31/98    10/31/97  10/31/96  10/31/95(a)   (unaudited)
                                                        -----------    --------    --------  --------  -----------   -----------
Net Asset Value, Beginning of Period..................    $  17.60     $  16.01     $ 14.29   $ 12.12    $ 10.00      $ 18.36
                                                          --------     --------     -------   -------    -------      -------

Income from Investment Operations:
  Net investment income...............................        0.12         0.27        0.25      0.27       0.26         0.07
  Net realized and unrealized gain
   on investments.....................................        2.37         1.97        2.93      2.17       2.09         0.65
                                                          --------     --------     -------   -------    -------      -------
     Total from investment operations.................        2.49         2.24        3.18      2.44       2.35         0.72
                                                          --------     --------     -------   -------    -------      -------
 Less Distributions:
  Distributions from and in excess
    of net investment income..........................       (0.12)       (0.27)      (0.25)    (0.27)     (0.23)       (0.05)
  Distributions from net realized
    gain on investments...............................       (0.94)       (0.38)      (1.21)       --         --           --
                                                          --------     --------     -------   -------    -------      -------
     Total distributions..............................       (1.06)       (0.65)      (1.46)    (0.27)     (0.23)       (0.05)
                                                          --------     --------     -------   -------    -------      -------
Net increase in net asset value.......................        1.43         1.59        1.72      2.17       2.12         0.67
                                                          --------     --------     -------   -------    -------      -------
Net Asset Value, End of Period........................    $  19.03     $  17.60     $ 16.01   $ 14.29    $ 12.12      $ 19.03
                                                          ========     ========     =======   =======    =======      =======

Total Return/(1)/.....................................       14.67%       14.46%      24.26%    20.37%     23.75%        3.94%

Ratios/Supplemental Data:
Net Asset, End of Period (in 000's)...................    $142,403     $158,398     $82,719   $31,473    $21,908      $79,496
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser/(2)/.....        1.13%        1.18%       1.33%     1.58%      2.50%        0.96%
 After reimbursement of expenses by Adviser/(2)/......        1.13%        1.18%       1.25%     1.25%      1.25%        0.96%
Ratios of net investment income to average net assets:
 Before reimbursement of expenses by Adviser/(2)/.....        1.32%        1.67%       1.70%     1.83%      1.38%        1.49%
 After reimbursement of expenses by Adviser/(2)/......        1.32%        1.67%       1.78%     2.16%      2.63%        1.49%
Portfolio Turnover/(1)/...............................       16.28%       59.02%      28.13%    43.58%     27.33%       16.28%
---------------------

 (1) Not annualized.
 (2) Annualized.
 (a) Alleghany/Montag & Caldwell Balanced Fund-Class N commenced investment operations on November 2, 1994.
 (b) Montag & Caldwell Balanced Fund-Class I commenced investment operations on December 31, 1998.





See accompanying Notes to Financial Statements.


Alleghany Funds
Financial Highlights                                                                                                 April 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              Alleghany/Chicago Trust Balanced Fund
                                                          -------------------------------------------------------------------------
                                                          Six Months
                                                             Ended           Year         Year              Year          Period
                                                           04/30/99         Ended        Ended             Ended           Ended
                                                          (unaudited)      10/31/98     10/31/97          10/31/96      10/31/95(a)
                                                          -----------      --------     --------          --------      -----------
Net Asset Value, Beginning of Period...................   $     12.03      $  11.06     $   9.60          $   8.43      $      8.34
                                                          -----------      --------     --------          --------      -----------
Income from Investment Operations:
  Net investment income................................          0.12          0.27         0.28              0.27             0.03
  Net realized and unrealized gain
   on investments......................................          1.78          1.65         1.60              1.16             0.06
                                                          -----------      --------     --------          --------      -----------
     Total from investment operations..................          1.90          1.92         1.88              1.43             0.09
                                                          -----------      --------     --------          --------      -----------
 Less Distributions:
  Distributions from and in excess
    of net investment income...........................         (0.13)        (0.27)       (0.28)            (0.26)              --
  Distributions from net realized
    gain on investments................................         (0.71)        (0.68)       (0.14)               --               --
                                                          -----------      --------     --------          --------      -----------
     Total distributions...............................         (0.84)        (0.95)       (0.42)            (0.26)              --
                                                          -----------      --------     --------          --------      -----------
Net increase in net asset value........................          1.06          0.97         1.46              1.17             0.09
                                                          -----------      --------     --------          --------      -----------
Net Asset Value, End of Period.........................   $     13.09      $  12.03     $  11.06          $   9.60      $      8.43
                                                          ===========      ========     ========          ========      ===========
Total Return/(1)/......................................         16.59%        18.50%       20.10%            17.21%            1.08%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)...................   $   277,943      $219,362     $187,993          $156,703      $   152,820
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser/(2)/......          1.06%         1.08%        1.13%             1.17%            1.19%
 After reimbursement of expenses by Adviser/(2)/.......          1.06%         1.08%        1.07%/(3)/        1.00%            1.00%
Ratios of net investment income to average net assets:
 Before reimbursement of expenses by Adviser/(2)/......          2.02%         2.30%        2.70%             2.79%            2.56%
 After reimbursement of expenses by Adviser/(2)/.......          2.02%         2.30%        2.76%             2.96%            2.73%
Portfolio Turnover/(1)/................................         13.18%        40.28%       34.69%            34.29%            0.72%

----------------------------------------------------------------------
 (1)  Not annualized.
 (2)  Annualized.
 (3) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.
 (a) Alleghany/Chicago Trust Balanced Fund (formerly the Chicago Trust Asset Allocation Fund) commenced investment operations on September 21, 1995.

See accompanying Notes to Financial Statements.


Alleghany Funds
Financial Highlights                                                                                             April 30, 1999
-------------------------------------------------------------------------------------------------------------------------------

                                                                            Alleghany/Chicago Trust Bond Fund
                                                          ---------------------------------------------------------------------
                                                          Six Months
                                                             Ended        Year       Year       Year       Year       Period
                                                           04/30/99      Ended      Ended       Ended      Ended       Ended
                                                          (unaudited)   10/31/98   10/31/97   10/31/96   10/31/95   10/31/94(a)
                                                          -----------   --------   --------   --------   --------   -----------
Net Asset Value, Beginning of Period...................    $  10.27     $  10.13   $   9.89   $  9.94    $  9.21      $ 10.00
                                                           --------     --------   --------   -------    -------      -------
 Income from Investment Operations:
  Net investment income................................        0.30         0.60       0.61      0.60       0.60         0.50
  Net realized and unrealized gain (loss)
   on investments......................................       (0.14)        0.15       0.23     (0.05)      0.73        (0.82)
                                                           --------     --------   --------   -------    -------      -------
     Total from investment operations..................        0.16         0.75       0.84      0.55       1.33        (0.32)
                                                           --------     --------   --------   -------    -------      -------

 Less Distributions:
  Distributions from and in excess
   of net investment income............................       (0.30)       (0.61)     (0.60)    (0.60)     (0.60)       (0.47)
  Distributions from net realized
   gain on investments.................................       (0.05)          --         --        --         --           --
                                                           --------     --------   --------   -------    -------      -------
     Total distributions...............................       (0.35)       (0.61)     (0.60)    (0.60)     (0.60)       (0.47)
                                                           --------     --------   --------   -------    -------      -------
Net increase (decrease) in net asset value.............       (0.19)        0.14       0.24     (0.05)      0.73        (0.79)
                                                           --------     --------   --------   -------    -------      -------
Net Asset Value, End of Period.........................    $  10.08     $  10.27   $  10.13   $  9.89    $  9.94      $  9.21
                                                           ========     ========   ========   =======    =======      =======
Total Return/(1)/......................................        1.50%        7.66%      8.84%     5.76%     14.89%       (3.23)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)...................    $161,603     $160,561   $120,532   $79,211    $70,490      $12,546
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Adviser/(2)/......        0.93%        0.96%      1.02%     1.10%      1.54%        2.02%
 After reimbursement of expenses by Adviser/(2)/.......        0.80%        0.80%      0.80%     0.80%      0.80%        0.80%
Ratios of net investment income to average net assets:
 Before reimbursement of expenses by Adviser/(2)/......        5.73%        5.79%      6.02%     5.89%      5.78%        4.83%
 After reimbursement of expenses by Adviser/(2)/.......        5.86%        5.95%      6.24%     6.19%      6.52%        6.05%
Portfolio Turnover/(1)/................................       21.22%       45.29%     17.76%    41.75%     68.24%       20.73%

--------------------
 (1)  Not annualized.
 (2)  Annualized.
 (a) Alleghany/Chicago Trust Bond Fund commenced investment operations on December 13, 1993.

See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                              April 30, 1999
================================================================================

                                                                         Alleghany/Chicago Trust Municipal Bond Fund
                                                          -------------------------------------------------------------------------
                                                          Six Months
                                                             Ended        Year           Year       Year       Year       Period
                                                           04/30/99      Ended          Ended      Ended      Ended        Ended
                                                          (unaudited)   10/31/98       10/31/97   10/31/96   10/31/95   10/31/94(a)
                                                          -----------   --------       --------   --------   --------   -----------
Net Asset Value, Beginning of Period ..................     $ 10.36     $ 10.19        $ 10.06    $ 10.08    $  9.56      $ 10.00
                                                            -------     -------        -------    -------    -------      -------
    Income from Investment Operations:
        Net investment income .........................        0.23        0.44           0.38       0.38       0.35         0.27
        Net realized and unrealized gain (loss) on
          investments .................................       (0.09)       0.17           0.12      (0.02)      0.52        (0.46)
                                                            -------     -------        -------    -------    -------      -------
            Total from investment operations ..........        0.14        0.61           0.50       0.36       0.87        (0.19)
                                                            -------     -------        -------    -------    -------      -------
    Less distributions from and in excess of net
      investment income ...............................       (0.23)      (0.44)         (0.37)     (0.38)     (0.35)       (0.25)
                                                            -------     -------        -------    -------    -------      -------
Net increase (decrease) in net asset value ............       (0.09)       0.17           0.13      (0.02)      0.52        (0.44)
                                                            -------     -------        -------    -------    -------      -------
Net Asset Value, End of Period ........................     $ 10.27     $ 10.36        $ 10.19    $ 10.06    $ 10.08      $  9.56
                                                            =======     =======        =======    =======    =======      =======
Total Return/(1)/ .....................................        1.35%       6.17%          5.13%      3.59%      9.29%       (1.92)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ..................     $16,969     $13,210        $12,379    $11,186    $11,679      $10,462
Ratios of expenses to average net assets:
    Before reimbursement of expenses by Adviser/(2)/ ..        1.24%       1.41%          1.64%      1.53%      2.16%        2.09%
    After reimbursement of expenses by Adviser/(2)/ ...        0.10%       0.35%/(3)/     0.90%      0.90%      0.90%        0.90%
Ratios of net investment income to average net assets:
    Before reimbursement of expenses by Adviser/(2)/ ..        3.37%       3.22%          3.00%      3.11%      2.37%        1.90%
    After reimbursement of expenses by Adviser/(2)/ ...        4.51%       4.28%          3.74%      3.74%      3.63%        3.09%
Portfolio Turnover/(1)/ ...............................       13.16%      34.33%         16.19%     27.47%     42.81%       14.85%

------------------------
/(1)/  Not annualized.

/(2)/  Annualized.

/(3)/ The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.

(a) Alleghany/Chicago Trust Municipal Bond Fund commenced investment operations on December 13, 1993.


See accompanying Notes to Financial Statements.

Alleghany Funds
Financial Highlights                                              April 30, 1999
================================================================================

                                                                          Alleghany/Chicago Trust Money Market Fund
                                                         ---------------------------------------------------------------------------
                                                         Six Months
                                                            Ended        Year           Year       Year       Year         Period
                                                          04/30/99      Ended          Ended      Ended      Ended          Ended
                                                         (unaudited)   10/31/98       10/31/97   10/31/96   10/31/95     10/31/94(a)
                                                         -----------   --------       --------   --------   --------     -----------
Net Asset Value, Beginning of Period ..................   $   1.00     $   1.00       $   1.00   $   1.00   $   1.00       $   1.00
                                                          --------     --------       --------   --------   --------       --------
    Income from Investment Operations:
      Net investment income ...........................       0.02         0.05           0.05       0.05       0.05           0.03
                                                          --------     --------       --------   --------   --------       --------
Less distributions from net investment income .........      (0.02)       (0.05)         (0.05)     (0.05)     (0.05)         (0.03)
                                                          --------     --------       --------   --------   --------       --------
Net Asset Value, End of Period ........................   $   1.00     $   1.00       $   1.00   $   1.00   $   1.00       $   1.00
                                                          ========     ========       ========   ========   ========       ========
Total Return/(1)/ .....................................       2.29%        5.24%          5.15%      5.14%      5.56%          3.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's) ..................   $271,558     $281,389       $238,551   $226,536   $206,075       $122,929
Ratios of expenses to average net assets:
    Before reimbursement of expenses by Adviser/(2)/ ..       0.52%        0.52%          0.56%      0.59%      0.63%          0.64%
    After reimbursement of expenses by Adviser/(2)/ ...       0.52%        0.51%/(4)/     0.50%      0.50%      0.43%/(3)/     0.40%
Ratios of net investment income to average net assets:
    Before reimbursement of expenses by Adviser/(2)/ ..       4.55%        5.13%          5.00%      4.93%      5.24%          3.49%
    After reimbursement of expenses by Adviser/(2)/ ...       4.55%        5.14%          5.06%      5.02%      5.44%          3.73%

------------------------
/(1)/  Not annualized.

/(2)/  Annualized.

/(3)/ The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.40% to 0.50% on July 12, 1995.

/(4)/ As of February 27, 1998, the Adviser no longer waived fees or reimbursed expenses.

(a) Alleghany/Chicago Trust Money Market Fund commenced investment operations on December 14, 1993.


See accompanying Notes to Financial Statements.

ALLEGHANY FUNDS
Notes to Financial Statements (unaudited)                         April 30, 1999
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: Alleghany Funds (formerly CT&T Funds) (the "Company") operates as a series company, ten series of which are covered by these financial statements: Alleghany/Montag & Caldwell Growth Fund (the "Growth Fund"), Alleghany/Chicago Trust Growth & Income Fund (the "Growth & Income Fund"), Alleghany/Chicago Trust Talon Fund (the "Talon Fund"), Alleghany/Chicago Trust Small Cap Value Fund (the "Small Cap Value Fund"), Alleghany/Veredus Aggressive Growth Fund (the "Aggressive Growth Fund"), Alleghany/Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"), Alleghany/Chicago Trust Balanced Fund (the "CT Balanced Fund"), Alleghany/Chicago Trust Bond Fund (the "Bond Fund"), Alleghany/Chicago Trust Municipal Bond Fund (the "Municipal Bond Fund"), and Alleghany/Chicago Trust Money Market Fund (the "Money Market Fund") (each a "Fund" and collectively, the "Funds"). The Company is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"). The Company was organized as a Delaware business trust on September 10, 1993.

The Growth Fund seeks long-term capital appreciation consistent with investments primarily in a combination of equity, convertible, fixed income, and short-term securities. Capital appreciation is emphasized, and generation of income is secondary. Montag & Caldwell, Inc. is the Adviser for the Fund, which commenced investment operations on November 2, 1994. Effective June 28, 1996, the Fund offered two classes of shares: Class I Shares and Class N Shares.

The Growth & Income Fund seeks long-term total return through a combination of capital appreciation and current income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, preferred stocks, securities convertible into common stocks, and fixed income securities. The Chicago Trust Company ("Chicago Trust") is the Adviser for the Fund, which commenced investment operations on December 13, 1993.

The Talon Fund seeks long-term total return through capital appreciation. The Fund invests primarily in stocks of companies with capitalization levels believed by Talon Asset Management, Inc. ("Talon") to have prospects for capital appreciation. The Fund, which commenced investment operations on September 19, 1994, may also invest in preferred stock and debt securities, including those which may be convertible into common stock. Chicago Trust is the Adviser for the Fund with Talon as Sub-Adviser.

The Small Cap Value Fund seeks long-term total return by investing primarily in common stocks of small U.S. companies and/or realestate investment trusts (REITs). Chicago Trust is the Adviser for the Fund, which commenced investment operations on November 10, 1998.

The Aggressive Growth Fund seeks to provide capital appreciation by investing primarily in equity securities of companies with accelerating earnings. Veredus Asset Management LLC is the Adviser for the Fund, which commenced investment operations on July 2, 1998.

The M&C Balanced Fund seeks long-term total return through investment primarily in a combination of equity, fixed income, and short-term securities. The allocation between asset classes may vary over time in accordance with the expected rates of return of each asset class; however, primary emphasis is placed upon selection of particular investments as opposed to allocation of assets. Montag & Caldwell, Inc. is the Adviser for the Fund, which commenced investment operations on November 2, 1994. Effective December 31, 1998, the Fund is offering two classes of shares: Class I Shares and Class N Shares.

The CT Balanced Fund seeks growth of capital with current income. The Fund seeks to achieve this objective by holding a varying combination of generally two or more of the following investment categories: common stocks (both dividend and non-dividend paying); preferred stocks; convertible preferred stocks; fixed income securities, including bonds and bonds convertible into common stocks; and short-term interest-bearing obligations. Chicago Trust is the Adviser for the Fund, which commenced investment operations an September 21, 1995.

The Bond Fund seeks high current income consistent with what Chicago Trust believes to be prudent risk of capital. The Fund primarily invests in a broad range of bonds and other fixed income securities (bonds and debentures) with an average weighted portfolio maturity between three and ten years. Chicago Trust is the Adviser for the Fund, which commenced investment operations on December 13, 1993.

ALLEGHANY FUNDS
Notes to Financial Statements - continued  (unaudited)            April 30, 1999
--------------------------------------------------------------------------------

The Municipal Bond Fund seeks a high level of current interest income exempt from Federal income taxes consistent with the conservation of capital. The Fund seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of municipal debt obligations. Chicago Trust is the Adviser for the Fund, which commenced investment operations on December 13, 1993.

The Money Market Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund seeks to achieve its objective by investing in short-term, high quality, U.S. dollar-denominated money market instruments. Chicago Trust is the Adviser for the Fund, which commenced investment operations on December 14, 1993.

The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   (1) Security Valuation: For the Growth Fund, the Growth & Income Fund, the Talon Fund, the Small Cap Value Fund, the Aggressive Growth Fund, the M&C Balanced Fund and the CT Balanced Fund, equity securities and index options traded on a national exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the respective exchange. Securities for which there have been no sales on the valuation date are valued at the mean of the last reported bid and asked prices on their principal exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For the M&C Balanced Fund, the CT Balanced Fund, the Bond Fund, and the Municipal Bond Fund, fixed income securities, except short-term investments, are valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities. When fair market value quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. For all Funds, short-term investments, that is, those with a remaining maturity 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

   (2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be credit worthy by the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

   (3) Derivative Financial Instruments: A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. A Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of a Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract.

ALLEGHANY FUNDS
Notes to Financial Statements - continued (unaudited)             April 30, 1999
--------------------------------------------------------------------------------

   (4) Mortgage Backed Securities: The Growth & Income Fund, the M&C Balanced Fund, the CT Balanced Fund, the Bond Fund and the Municipal Bond Fund may invest in mortgage backed securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies - Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private, non-government corporations. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

   The Growth & Income Fund, the Aggressive Growth Fund, the M&C Balanced Fund, the CT Balanced Fund, the Bond Fund and the Municipal Bond Fund may also invest in Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. A Planned Amortization Class (PAC) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

   The CT Balanced Fund and the Bond Fund may utilize Interest Only (IO) securities to increase the diversification of the portfolio and manage risk. An IO security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.

   (5) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

   (6) Federal Income Taxes: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 1999, the losses amounted to $306,661 for the Talon Fund and $34,725 for the Municipal Bond Fund, which will expire October 31, 2006 and October 31, 2003, respectively.

   Net realized gains or losses may differ for financial and tax reporting purposes for the M&C Growth Fund, the CT Balanced Fund and the M&C Balanced Fund primarily as a result of losses from wash sales which are not recognized for tax purposes until corresponding shares are sold.

   (7) Dividends and Distributions: Dividends and distributions to shareowners are recorded on the ex-dividend date.

   (8) Organization Costs: The Funds have reimbursed the Advisers for certain costs incurred in connection with the Funds' and Company's organization. The costs are/were being amortized on a straight-line basis over five years commencing on December 13, 1993 for the Growth & Income Fund, Bond Fund and the Municipal Bond Fund; December 14, 1993 for the Money Market Fund; September 19, 1994 for the Talon Fund; November 2, 1994 for the Growth Fund and the M&C Balanced Fund; September 21, 1995 for the CT Balanced Fund and July 2, 1998 for the Aggressive Growth Fund.

   (9) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during reporting period. Actual results could differ from those estimates.

ALLEGHANY FUNDS
Notes to Financial Statements - continued  (unaudited)            April 30, 1999
--------------------------------------------------------------------------------

Note (B) -Dividends from Net Investment Income and Distributions of Capital
Gains: With respect to the Growth Fund, the Growth & Income Fund, the Talon Fund, the Small Cap Value Fund, the Aggressive Growth Fund, the M&C Balanced Fund and the CT Balanced Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareowners annually. The Bond Fund and the Municipal Bond Fund distribute their respective net investment income to shareowners monthly and capital gains, if any, are distributed annually. The Money Market Fund declares dividends daily from its net investment income. The Money Market Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareowners that have elected the reinvestment option. Differences in dividends per share between classes of the Growth Fund and the M&C Balanced Fund are due to different class expenses. In January 1999, the Funds provided tax information to shareowners for the 1998 calendar year.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book and tax basis differences. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

Note (C) Shares of Beneficial Interest: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 1999, Chicago Trust and its affiliates owned 1 share of the Small Cap Value Fund, and 1 share of the Aggressive Growth Fund.

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended April 30, 1999 were:

                                   Aggregate Purchases                   Proceeds from Sales
                          U.S. Government           Other        U.S. Government           Other
                          ---------------       ------------     ---------------       -------------
Growth Fund                   $         -       $ 562,760,244         $        -         $248,636,100
Growth & Income Fund                    -          78,374,055                  -           40,691,781
Talon Fund                              -           8,991,159                  -           10,723,829
Small Cap Value Fund                    -          51,234,605                  -           13,158,586
Aggressive Growth Fund                  -          31,543,570                  -           24,814,543
M&C Balanced Fund              11,052,011          33,134,247          6,622,015           22,792,752
CT Balanced Fund               26,010,762          29,361,729          6,019,784           25,056,203
Bond Fund                      26,237,378           9,626,713         16,904,166           14,553,166
Municipal Bond Fund                     -           5,387,596                  -            1,893,111

Note (E) Advisory, Administration and Distribution Services Agreements: Under various Advisory Agreements with the Funds, each Adviser provides investment advisory services to the Funds. The Funds will pay advisory fees at the following annual percentage rates of the average daily net assets of each Fund:
0.80% on the first $800,000,000 of average daily net assets and 0.60% of average daily net assets over $800,000,000 for the Growth Fund, 0.70% for the Growth & Income Fund, 0.80% for the Talon Fund; 1.00% for the Small Cap Value Fund; 1.00% for the Aggressive Growth Fund; 0.75% for the M&C Balanced Fund; 0.70% for the CT Balanced Fund; 0.55% for the Bond Fund; 0.60% for the Municipal Bond Fund; and 0.40% for the Money Market Fund. These fees are accrued daily and paid monthly.

For the year ending October 31, 1999, the Advisers have contractually undertaken to reimburse the Talon Fund, the Small Cap Value Fund, the Aggressive Growth Fund, and the Bond Fund, for operating expenses which cause total expenses to exceed 1.30%, 1.40%, 1.40%, and 0.80%, respectively. The Advisers have voluntarily undertaken to reimburse the Growth Fund (Class I and Class N), Growth & Income Fund, the M&C Balanced Fund (Class I and Class N), the CT Balanced Fund and the Municipal Bond Fund for operating expenses which cause total expenses to exceed 0.98%, 1.30%, 1.10%, 1.00%, 1.25%, 1.10%, and 0.10%
respectively. The voluntary expense reimbursements may be terminated at the discretion of the Advisers.

For the six months ended April 30, 1999, the Advisers waived/reimbursed expenses of $20,717 for the Talon Fund, $25,372 for the Small Cap Value Fund, $22,453 for the Aggressive Growth Fund, $101,850 for the Bond Fund and $83,074 for the Municipal Bond Fund.

ALLEGHANY FUNDS
Notes to Financial Statements- Continued (unaudited)              April 30, 1999
--------------------------------------------------------------------------------

Chicago Trust serves as Administrator of the Funds. Prior to December 17, 1998, Chicago Trust received fees equivalent to the sub-administration fee schedule. Effective December 17, 1998, the administration fee schedule is as follows:

                           Administration Fees
                           -------------------
                        Fee (% of Funds' aggregate   Average Daily Net Assets
                        --------------------------   ------------------------
                            daily net assets)
                            -----------------
                                  0.060              up to $2 billion
                                  0.050              $2 billion to $7 billion
                                  0.045              over $7 billion

First Data Investor Services Group, Inc. ("Investor Services Group") serves as sub-administrator of the Funds and receives following fees, which are paid to Investor Services Group by the Administrator.

                 Sub-Administration Fees                          Custody Liaison Fees
                 -----------------------                          --------------------
Fee (% of Funds' aggregate  Average Daily Net Assets        Annual-Fee        Average Daily Net Assets
--------------------------  ------------------------        ----------        ------------------------
    daily net assets)                                       (per Fund)               (per Fund)
    -----------------                                       ----------               ----------
          0.060                 up to $2 billion             $10,000             up to $100 million
          0.045            $2 billion to $3.5 billion        $15,000        $100 million to $500 million
          0.040                 over $3.5 billion            $20,000              over $500 million

First Data Distributors, Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds, the Growth Fund Class N, the Growth & Income Fund, the Talon Fund, the Small Cap Value Fund, the Aggressive Growth Fund, the M&C Balanced Fund Class N, the CT Balanced Fund, the Bond Fund, and the Municipal Bond Fund pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% (currently, the Municipal Bond Fund's Rule l2b-1 fee is reduced to 0.10%) of each participating Fund's average daily net assets. The Growth Fund Class I, the M&C Balanced Fund Class I and the Money Market Fund do not have distribution plans.

For the six months ended April 30, 1999, the class specific expenses of the Growth Fund and the M&C Balanced Fund were:

                                         Growth Fund                     M&C Balanced
                                    Class N       Class I             Class N      Class I
                                   --------      --------            --------     --------
Transfer agent fees..............  $326,524      $ 10,071            $ 21,064      $ 5,496
Registration expenses............    84,684        81,176               9,551       12,781
Legal fees.......................    11,477        10,924               1,413          389
Reports to shareowner expenses...    43,949        16,444               3,914          836

Certain officers and Trustees of the Company are also officers and directors of Chicago Trust. The Company does not compensate its officers or affiliated Trustees. Effective January 1, 1999, the Company pays each unaffiliated Trustee $3,000 per Board of Trustees' meeting attended and an annual retainer of $3,000 and reimburses each unaffiliated Trustee for out-of-pocket expenses.

Note (F) Year 2000 Compliance: The Company utilizes a number of computer programs across its entire operation relying on both internal software systems as well as external software systems provided by third parties. Like other businesses around the world, the Company could be adversely affected if these or other systems are unable to perform their intended functions effectively after 1999 because of the systems' inability to distinguish the year 2000 from the year 1900. This is commonly known as the "Year 2000 problem." The Company has completed its assessment of all mission critical systems. All mission critical hardware and software systems utilized by the Company in its business have been certified as Year 2000 compliant by the appropriate vendor. The Company is in the process of validation testing of all such systems. Testing is scheduled to be completed by June 30, 1999. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds' from this problem, but we do not anticipate that the move to Year 2000 will have a material impact on the Funds.

ALLEGHANY FUNDS
Notes to Financial Statements - continued (unaudited)             April 30, 1999
--------------------------------------------------------------------------------

Note (G) Subsequent Events: After the close of business on April 30, 1999, the Company added two new series, Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund.

At a June 17, 1999 shareholders' meeting, four additional unaffiliated Trustees will stand for election. If elected, each will receive the current meeting and retainer fees and be reimbursed for out-of-pocket expenses.

The Company has filed a Post-Effective Amendment on April 30, 1999 for the purpose of adding Class I Shares to the Growth & Income Fund and the CT Balanced Fund. Class I Shares are expected to be offered to the public on or about July 5, 1999.

GUIDE TO SHAREHOLDER BENEFITS


We're delighted to offer all Alleghany Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call a Shareholder Services Representative Monday through Friday, 9 a.m. -7 p.m. ET.

The Easy Way to Grow Your Account: Start an Automatic Investment Plan/1/

Systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Alleghany Funds account. The service is free, and the minimum initial investment is $50.

Compound Your Earnings with Automatic Dividend Reinvestment

By automatically reinvesting dividends into your Alleghany Funds account, your profits can mount. Monthly and quarterly dividends, and annual capital gain distributions, are reinvested at no charge.

Free, Flexible Exchange Privileges

As your personal needs change, so can your Alleghany Funds investment. Transfers between our funds are free of charge, and it only takes a telephone call.

Low Minimum Initial Investments

The minimum initial investment for all Alleghany Funds is just $2,500 ($500 for IRAs). And subsequent investments can be as low as $50.

Free Check Writing Services Available

If you are an investor of the Alleghany/Chicago Trust Money Market Fund, you can take advantage of free check writing privileges. The minimum amount for each check is $500.

Access Information and Make Transactions Online at Our Web Site

You can access account balances, obtain fund information and make transactions online 24 hours a day, 7 days a week -- in complete security. Alleghany Funds was among the first mutual fund companies to provide these capabilities.

                                                          www.alleghanyfunds.com


Our Shareholder Services Line is
at Your Service 24 Hours a Day                            1-800-992-8151
--------------------------------------------------------------------------------
Shareholder Services Representatives are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

/1/PERIODIC INVESTMENT PLANS INVOLVE CONTINOUS INVESTMENTS IN SECURITIES REGARDLESS OF PRICE. YOU SHOULD CONSIDER YOUR FINANCIAL ABILITY TO CONTINUE TO PURCHASE SHARES THROUGH PERIODS OF BOTH HIGH AND LOW PRICE LEVELS.

[ALLEGHANY LOGO APPEARS HERE]


ALLEGHANY FUNDS



TRUSTEES
--------

Leonard F. Amari*
Stuart D. Bilton, Chairman
Gregory T. Mutz*
Nathan Shapiro*

*Unaffiliated Trustee


ADVISERS
--------

The Chicago Trust Company
171 North Clark Street
Chicago, IL 60601

Montag & Caldwell, Inc.
3455 Peachtree Road, NE, Suite 1200
Atlanta, GA 30326

Veredus Asset Management LLC
6900 Bowling Boulevard, Suite 250
Louisville, KY 40207

Blairlogie Capital Management
125 Princes Street
Edinburgh EH2 4AD
Scotland


SHAREHOLDER SERVICES
--------------------

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581



DISTRIBUTOR
-----------

First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581


OFFICERS
--------

Kenneth C. Anderson, President
Debra Bunde Comsudes, Vice President
Gerald F. Dillenburg, Vice President, Secretary and Treasurer
Laura M. Hlade, Assistant Treasurer


CUSTODIAN
---------

Bankers Trust
One Bankers Trust Place
New York, NY 10001


LEGAL COUNSEL
-------------

Sonnenschein Nath & Rosenthal
8000 Sears Tower
Chicago, IL 60606


AUDITOR
-------

KPMG Peat Marwick LLP
303 East Wacker Drive
Chicago, IL 60601


This report is submitted for general information to the shareholders of the funds. it is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus which includes details regarding the funds' objectives, policies, expenses and other information.

AG-07  7/99